Deutsche Banc Alex. Brown



Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc.


Prime Series
Treasury Series
Tax-Free Series



Semi-Annual Report



September 30, 1999







                              Deutsche Bank [Logo]

Fund Features
--------------------------------------------------------------------------------


o Daily Dividends
   The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Check Redemption Privilege
   After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o No Sales Charge and Immediate Liquidity
   You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus.)

o Constant Net Asset Value
   The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on August 11, 1981. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Minimum Investment
   The minimum initial investment is $1,500. Subsequent investments may be made in amounts of $100 or more.

Letter to Shareholders
--------------------------------------------------------------------------------



     We are pleased to report on the progress of your Fund for the six months ended September 30, 1999. At the end of the period, the Fund's net assets totaled $6,445,145,668, an increase of more than 20% from September 30, 1998. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

                          [This was represented
                          by a pie chart in the printed
                          material.]

                           $753.6 million Prime Series
                          $1.2 billion Treasury Series
                          $4.5 billion Tax-Free Series


     With the acquisition of BT Alex. Brown by Deutsche Bank, the name of your Fund has changed to the Deutsche Banc Alex. Brown Cash Reserve Fund. However, the Fund's investment objective, policies, and strategies, as well as its portfolio managers, remain the same.

MARKET ACTIVITY

     During this semi-annual period, money market participants shifted their focus away from the overseas crises that dominated the Fund's last fiscal year to the ongoing strength of the U.S. economy. U.S. GDP growth was in excess of 2.5%-3%, and, except for certain commodities such as oil and gold, inflation overall remained benign. In fact, the core Consumer Price Index increased only 1.9% on an annual basis through the end of August 1999, the lowest twelve month rate of change in 33 years.

     Even with the strong economy/low inflation scenario, the Federal Reserve Board chose to focus on economic statistics such as strong retail sales and a robust labor market as potential catalysts for future inflation. The Federal Reserve Board did not officially move interest rates at their May meeting, but it did adopt a policy bias tilted toward higher rates. Market expectations of this Fed tightening together with consumer optimism, signs of global growth, and above-trend U.S. growth combined to push short-term yields dramatically higher in both the taxable and tax-exempt money markets. Finally, and as generally expected, the Federal Reserve Board voted to raise the fed funds rate by 0.25% to 5.0% on June 30th and to 5.25% on August 24th.

INVESTMENT REVIEW

     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions,

--------------------------------------------------------------------------------

                             Historical Yield Chart
                  (For the six months ended September 30, 1999)

                              [This was represented
                              by a line graph in the printed
                              material.]

                              2.78% Prime Series
                              4.23% Treasury Series
                              4.81% Tax-Free Series


and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury, and Tax-Free Series each maintain a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield. At the same time, we are pleased to have generated competitive returns for each of the Fund's Series, as seen in the table below.



                            Performance Comparisons
               (for the 7-day current yield at September 30, 1999)
      -------------------------------------------------------------------
      Deutsche Banc Alex. Brown Cash Reserve Fund Prime Series      4.76%
      First Tier Retail Money Fund Average                          4.65%
      -------------------------------------------------------------------
      Deutsche Banc Alex. Brown Cash Reserve Fund Treasury Series   4.12%
      Treasury Retail Money Fund Average                            4.24%
      -------------------------------------------------------------------
      Deutsche Banc Alex. Brown Cash Reserve Fund Tax-Free Series   3.00%
      National Retail Tax-Free Money Fund Average                   3.01%


Source:  IBC's Money Fund Vision

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Money Fund Averages are average yields of all funds in their respective categories.

--------------------------------------------------------------------------------


Prime Series

     Our strategy in this Series continued to be concentrated on investing in high quality issues. As of September 30, 1999, 91.8% of the Series was invested in U.S. commercial paper, 4.2% in corporate floating rate securities, 3.4% in U.S. certificates of deposit, 0.3% in U.S. corporate notes/bonds, 0.2% in government agency securities, and 0.1% in repurchase agreements. For most of the semi-annual period, we maintained a relatively neutral to the benchmark maturity position. At September 30, 1999, the Series' weighted average maturity stood at 45 days.

Treasury Series

     For most of the semi-annual period, we maintained a fairly neutral to the benchmark maturity position, with the portfolio's weighted average maturity on September 30, 1999 at 53 days. We were challenged by but also sought to take advantage of a strong technical condition in the short-term Treasury market that has existed for quite some time. This technical condition can be attributed both to the cutback in the overall issuance by the U.S. Treasury and to investors' decision to remain on the sidelines in an effort to avoid volatile stock and bond markets. At the end of the semi-annual period, approximately 65.2% of the portfolio was invested in short-term Treasury bills and 34.8% in short-term Treasury notes.

Tax-Free Series

     We adjusted the weighted average maturity within a range of 38 to 46 days in this Series, a neutral to slightly short positioning, impacted as much by annual seasonal phenomena within the tax-free sector as by Federal Reserve Board policy. For example, in April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. The Fund was able to take advantage of these higher rates due to its large percentage of variable rate and commercial paper holdings. In May and June, the Fund moved from a short to neutral maturity position to offset some of the pressures on fixed rate paper associated with the beginning of annual note season for many municipalities. Note issuance was lower than in previous years, reflecting excess cash flow generated from a strong economic environment.

     In July, large seasonal cash inflows, due to principal and interest payments, increased demand for money market eligible paper. Supply continued to decrease. These factors put pressures on variable rate demand notes, resulting in a 0.30% drop in yields. By month end, we shortened the Fund's weighted average maturity in anticipation of the second tightening by the Federal Reserve Board. During August, the state of Texas issued $3.9 billion in attractively priced one-year cash flow notes, an increase of $1.8 billion from the previous year. Due

--------------------------------------------------------------------------------


to the Fund's shortening strategy in July, the Fund was able to participate in the deal, while moving the portfolio's maturity only to a neutral position. These Texas notes proved to be a positive purchase for the Fund. While waiting to see what the Federal Reserve Board's next move may or may not be, we kept the Fund's weighted average maturity reasonably neutral throughout September.

     At the end of the semi-annual period, 63.61% of the Series was invested in municipal variable rate demand notes, 17.70% in municipal commercial paper, 13.85% in municipal bonds, 2.78% in municipal put bonds, and 2.06% in municipal notes. While supply of tax-free securities continued to decrease over the semi-annual period, the Fund was able to maintain its high quality portfolio. As measured by Standard & Poor's, upgrades outpaced downgrades in the municipal market for 16 straight quarters, as of September 30, 1999.

LOOKING AHEAD

     We believe that the Federal Reserve Board will likely pause for the near term while it assesses the results of its two previous tightenings and vigilantly monitors future economic data for signs of future inflation. Unemployment and the strength of the U.S. dollar become key factors in the Fed's determinations. If the Federal Reserve Board tightens monetary policy once more, it will probably be in November 1999. Early in the year 2000, the rate of U.S. economic growth may slow enough for interest rates to reverse course and begin drifting downward.

     For the Prime Series, then, our strategy going forward is to continue to slowly extend the portfolio's maturities into next year to take advantage of the present steep yield curve caused by issuers aggressively extending their liabilities to avoid any potential Y2K problems. We believe this strategy will also allow us to maintain competitive yields, take advantage of any potential rate hikes, and retain the liquidity needed for anticipated year-end redemptions. In the Treasury Series, we may have an opportunity to extend the portfolio's maturity once investor confidence in the stock and bond markets returns. In the Tax-Free Series, our strategy for the near term is to maintain a high degree of liquidity by somewhat increasing the portfolio's allocation to daily demand notes and to make sure that we neither hold nor purchase any securities that have January 1, 2000 maturity dates. In each of our Series, we will continue to concentrate the portfolios in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.

Sincerely,



          /s/ Darlene M. Rasel                           /s/ Susan Fare

              Darlene M. Rasel                           Susan Fare
          Portfolio Manager of the                Portfolio Manager of the
          Prime and Treasury Series                    Tax-Free Series

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                       Rating
                                    -------------          Par
PRIME SERIES                        S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 91.8%a
-------------------------------------------------------------------
Automobiles & Trucks - 8.3%
-------------------------------------------------------------------
  Ford Motor Credit Co.
   5.56%   10/1/99 ..........      A-1       P-1         $60,000     $60,000,000
   5.29%   10/22/99 .........      A-1       P-1          40,000      39,876,567
   5.28%   11/17/99 .........      A-1       P-1          30,000      29,793,200
  PACCAR Financial Corp.
   5.28%   10/20/99 .........      A-1+      P-1          28,000      27,921,973
   5.11%   10/21/99 .........      A-1+      P-1          18,350      18,297,751
   5.11%   10/22/99 .........      A-1+      P-1          25,000      24,925,479
   5.30%   10/26/99 .........      A-1+      P-1          10,000       9,963,194
   5.29%   10/28/99 .........      A-1+      P-1          10,000       9,960,325
   5.30%   11/12/99 .........      A-1+      P-1           5,000       4,969,083
   5.31%   11/24/99 .........      A-1+      P-1          26,240      26,030,998
   5.31%   12/3/99 ..........      A-1+      P-1          10,000       9,907,075
   5.32%   12/20/99 .........      A-1+      P-1          10,000       9,881,778
   5.16%   2/2/00 ...........      A-1+      P-1          25,000      24,538,789
  Toyota Motor Credit Corp.
   5.21%   10/18/99 .........      A-1+      P-1          15,000      14,963,096
   5.28%   10/26/99 .........      A-1+      P-1           8,755       8,722,898
   5.27%   11/23/99 .........      A-1+      P-1          60,000      59,534,483
                                                                   -------------
                                                                     379,286,689
                                                                   -------------
-------------------------------------------------------------------
Bank Holding Companies - 2.2%
-------------------------------------------------------------------
  Wachovia Bank
   4.93%   2/7/00 ...........      A-1+      P-1          30,000      29,470,025
   5.18%   2/15/00 ..........      A-1+      P-1          15,000      14,704,308
  Wells Fargo & Co.
   5.75%   2/22/00 ..........      A-1       P-1          30,000      29,310,000
   5.77%   2/29/00 ..........      A-1       P-1          25,000      24,394,951
                                                                   -------------
                                                                      97,879,284
                                                                   -------------
-------------------------------------------------------------------
Beverages - Soft Drinks - 2.4%
-------------------------------------------------------------------
  Coca Cola Co.
   5.26%   10/8/99 ..........      A-1+      P-1          50,000      49,948,861
   5.27%   11/22/99 .........      A-1+      P-1          50,000      49,619,389
   5.27%   1/20/00 ..........      A-1+      P-1          10,000       9,837,508
                                                                   -------------
                                                                     109,405,758
                                                                   -------------
-------------------------------------------------------------------
Chemicals - 3.7%
-------------------------------------------------------------------
  E.I. duPont de Nemours and Co.
   5.11%   10/18/99 .........      A-1+      P-1          30,685      30,610,955
   5.27%   10/19/99 .........      A-1+      P-1          30,000      29,920,950
   5.27%   11/22/99 .........      A-1+      P-1          60,000      59,543,267
   5.27%   12/2/99 ..........      A-1+      P-1          50,000      49,546,194
                                                                   -------------
                                                                     169,621,366
                                                                   -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------
Computers - Equipment - 2.8%
-------------------------------------------------------------------
  Hewlett-Packard Co.
   5.30%   10/8/99 ..........      A-1+      P-1         $10,000   $   9,989,694
   5.29%   11/1/99 ..........      A-1+      P-1          50,000      49,772,236
   5.30%   11/24/99 .........      A-1+      P-1          40,000      39,682,000
  Xerox Credit Corp.
   5.29%   11/10/99 .........      A-1       P-1          30,000      29,823,667
                                                                   -------------
                                                                     129,267,597
                                                                   -------------
-------------------------------------------------------------------
Electrical and Electronics - 3.2%
-------------------------------------------------------------------
  Emerson Electric Co.
   5.27%   1/31/00 ..........      A-1+      P-1          25,000      24,553,514
   5.32%   2/4/00 ...........      A-1+      P-1          35,000      34,348,300
  Motorola Credit Corp.
   5.25%   10/14/99 .........      A-1       P-1          33,600      33,536,300
   5.31%   11/19/99 .........      A-1       P-1          23,000      22,833,767
  Vermont American Co.
   5.63%   2/9/00 ...........      A-1+      P-1          30,000      29,385,392
                                                                   -------------
                                                                     144,657,273
                                                                   -------------
-------------------------------------------------------------------
Entertainment - 0.7%
-------------------------------------------------------------------
  The Walt Disney Co.
   4.82%   10/7/99 ..........      A-1       P-1           6,735       6,729,590
   4.83%   11/10/99 .........      A-1       P-1           2,450       2,436,852
   5.27%   2/2/00 ...........      A-1       P-1          22,315      21,909,313
                                                                   -------------
                                                                      31,075,755
                                                                   -------------
-------------------------------------------------------------------
Finance - Consumer - 4.5%
-------------------------------------------------------------------
  American Express Credit  Corp.
   5.28%   11/10/99 .........      A-1       P-1          25,000      24,853,333
  American General Finance Corp.
   5.14%   10/18/99 .........      A-1       P-1          20,000      19,951,456
  USAA Capital Corp.
   5.13%   10/13/99 .........      A-1+      P-1          27,336      27,288,544
   5.28%   10/18/99 .........      A-1+      P-1          10,000       9,975,067
   5.29%   10/28/99 .........      A-1+      P-1          20,000      19,920,650
   5.52%   2/9/00 ...........      A-1+      P-1          43,713      42,821,333
   5.70%   2/16/00 ..........      A-1+      P-1          25,000      24,453,750
   5.70%   2/23/00 ..........      A-1+      P-1          17,100      16,707,413
   5.70%   2/24/00 ..........      A-1+      P-1          18,000      17,583,900
                                                                   -------------
                                                                     203,555,446
                                                                   -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------
Finance: Diversified - 5.3%
-------------------------------------------------------------------
  Associates Corp.
   5.30%   10/7/99 ..........      A-1+      P-1         $45,000    $ 44,960,250
   5.27%   11/10/99 .........      A-1+      P-1          30,000      29,824,333
   5.72%   2/9/00 ...........      A-1+      P-1          25,000      24,479,639
  Associates First Capital Corp.
   5.19%   10/4/99 ..........      A-1       P-1           5,000       4,997,838
  General Electric Capital Corp. International Fund
   5.47%   2/3/00 ...........      A-1+      P-1          15,000      14,715,104
   5.77%   3/8/00 ...........      A-1+      P-1          25,000      24,362,896
  General Electric Capital Corp.
   5.12%   10/6/99 ..........      A-1+      P-1          12,000      11,991,467
   5.31%   10/12/99 .........      A-1+      P-1          15,000      14,975,663
   5.43%   1/31/00 ..........      A-1+      P-1           8,000       7,852,787
   5.20%   2/2/00 ...........      A-1+      P-1          20,000      19,641,778
   5.36%   2/11/00 ..........      A-1+      P-1          13,000      12,742,571
   5.29%   2/15/00 ..........      A-1+      P-1          20,000      19,597,372
   5.78%   2/18/00 ..........      A-1+      P-1          12,000      11,730,267
                                                                   -------------
                                                                     241,871,965
                                                                   -------------
-------------------------------------------------------------------
Finance - Leasing - 2.0%
-------------------------------------------------------------------
  International Lease Finance Corp.
   5.28%   10/14/99 .........      A-1+      P-1          30,000      29,942,800
   5.28%   11/18/99 .........      A-1+      P-1          30,000      29,788,800
   4.94%   2/4/00 ...........      A-1+      P-1          30,000      29,481,300
                                                                   -------------
                                                                      89,212,900
                                                                   -------------
-------------------------------------------------------------------
Foods - 4.6%
-------------------------------------------------------------------
  Campbell Soup Co.
   5.20%   10/12/99 .........      A-1+      P-1          25,000      24,960,278
   5.23%   10/13/99 .........      A-1+      P-1          35,000      34,938,983
   5.26%   10/25/99 .........      A-1+      P-1          26,800      26,706,021
   4.82%   1/18/00 ..........      A-1+      P-1          22,000      21,678,934
  H.J. Heinz Co.
   5.33%   1/21/00 ..........      A-1       P-1          25,000      24,585,444
   5.34%   1/28/00 ..........      A-1       P-1          17,800      17,486,290
  Hershey Foods Corp.
   5.23%   10/15/99 .........      A-1       P-1          28,000      27,943,051
  Kellogg Co.
   5.27%   11/1/99 ..........      A-1+      P-1           8,400       8,361,880
   5.67%   2/11/00 ..........      A-1+      P-1          25,000      24,476,313
                                                                   -------------
                                                                     211,137,194
                                                                   -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------
Household Products - 3.2%
-------------------------------------------------------------------
  Procter & Gamble  Co.
   5.28%   10/14/99 .........      A-1+      P-1         $20,000    $ 19,961,867
   5.28%   10/18/99 .........      A-1+      P-1          57,200      57,057,381
   5.11%   10/29/99 .........      A-1+      P-1          16,400      16,334,819
   5.28%   11/5/99 ..........      A-1+      P-1          20,000      19,897,333
   5.28%   11/8/99 ..........      A-1+      P-1          20,000      19,888,533
   5.29%   12/17/99 .........      A-1+      P-1          14,000      13,841,594
                                                                   -------------
                                                                     146,981,527
                                                                   -------------

-------------------------------------------------------------------
Machinery and Machine Tools - 0.3%
-------------------------------------------------------------------
  Illinois Tool Works, Inc.
   5.33%   10/19/99 .........      A-1+      P-1          15,000      14,960,250
                                                                   -------------
-------------------------------------------------------------------
Oil Integrated - Domestic - 3.0%
-------------------------------------------------------------------
  Mobil Corp.
   5.55%   10/1/99 ..........      A-1+      P-1         135,000     135,000,000
                                                                   -------------
-------------------------------------------------------------------
Oil Transportation - 0.8%
-------------------------------------------------------------------
  Colonial Pipeline Co.
   5.14%   10/13/99 .........      A-1+      P-1          15,000      14,974,300
   5.32%   11/17/99 .........      A-1+      P-1          12,000      11,916,653
   5.34%   11/29/99 .........      A-1+      P-1          11,000      10,903,732
                                                                   -------------
                                                                      37,794,685
                                                                   -------------
-------------------------------------------------------------------
Paper Products - 1.5%
-------------------------------------------------------------------
  Kimberly-Clark Corp.
   5.23%   10/13/99 .........      A-1+      P-1          69,500      69,378,200
                                                                   -------------
-------------------------------------------------------------------
Pharmaceutical - 6.7%
-------------------------------------------------------------------
  Abbott Laboratories
   5.38%   10/7/99 ..........      A-1+      P-1          45,000      44,959,688
  Johnson & Johnson
   4.90%   10/15/99 .........      A-1+      P-1          13,600      13,574,084
   4.79%   11/1/99 ..........      A-1+      P-1          12,000      11,950,503
   5.17%   1/18/00 ..........      A-1+      P-1          25,000      24,608,660
   5.26%   2/2/00 ...........      A-1+      P-1          11,000      10,800,704
  Merck & Co., Inc.
   5.30%   2/4/00 ...........      A-1+      P-1          30,000      29,443,500
  Pfizer, Inc.
   5.28%   10/13/99 .........      A-1+      P-1          35,000      34,938,400
   5.27%   10/14/99 .........      A-1+      P-1          25,000      24,952,424
   5.27%   10/15/99 .........      A-1+      P-1          20,000      19,959,011
   5.29%   11/3/99 ..........      A-1+      P-1          50,000      49,757,542
   5.28%   11/4/99 ..........      A-1+      P-1          40,000      39,800,533
                                                                   -------------
                                                                     304,745,049
                                                                   -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------
Property - Casualty Insurance - 1.7%
-------------------------------------------------------------------
  AIG Funding, Inc.
   5.60%   10/1/99 ..........      A-1+      P-1         $75,000    $ 75,000,000
                                                                   -------------
-------------------------------------------------------------------
Publishing - 3.8%
-------------------------------------------------------------------
  Gannett Co., Inc.
   5.28%   10/13/99 .........      A-1+      P-1          90,000      89,841,600
   5.27%   10/19/99 .........      A-1+      P-1          60,000      59,841,900
  McGraw-Hill, Inc.
   5.12%   10/19/99 .........      A-1       P-1           5,000       4,987,200
   5.12%   10/21/99 .........      A-1       P-1           2,540       2,532,775
  Times Mirror Co.
   5.12%   10/19/99 .........      A-1       P-1          15,000      14,961,600
                                                                   -------------
                                                                     172,165,075
                                                                   -------------
-------------------------------------------------------------------
Retail - 3.6%
-------------------------------------------------------------------
  Wal-Mart Stores, Inc.
   5.28%   10/4/99 ..........      A-1+      P-1          50,000      49,978,000
   5.28%   10/18/99 .........      A-1+      P-1          81,000      80,798,040
   5.28%   10/19/99 .........      A-1+      P-1          20,000      19,947,200
   5.28%   10/25/99 .........      A-1+      P-1          15,000      14,947,200
                                                                   -------------
                                                                     165,670,440
                                                                   -------------
-------------------------------------------------------------------
Structured Finance - 10.1%
-------------------------------------------------------------------
  Ciesco, LP.
   5.31%   10/5/99 ..........      A-1+      P-1          47,500      47,471,975
   5.32%   10/8/99 ..........      A-1+      P-1          50,000      49,948,278
   5.32%   10/8/99 ..........      A-1+      P-1           2,500       2,497,414
   5.32%   11/4/99 ..........      A-1+      P-1           6,000       5,969,853
   5.32%   11/5/99 ..........      A-1+      P-1          20,000      19,896,556
   5.32%   11/19/99 .........      A-1+      P-1          30,000      29,782,767
  Corporate Receivables Corp.
   5.33%   10/6/99 ..........      A-1+      P-1          25,000      24,981,493
   5.17%   10/14/99 .........      A-1+      P-1          10,000       9,981,331
   5.20%   10/20/99 .........      A-1+      P-1           8,000       7,978,044
   5.35%   10/28/99 .........      A-1+      P-1          50,000      49,799,375
   5.36%   11/3/99 ..........      A-1+      P-1          10,000       9,950,867
   5.37%   11/8/99 ..........      A-1+      P-1          50,000      49,716,583
   5.36%   11/15/99 .........      A-1+      P-1          10,000       9,933,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------
Structured Finance (concluded)
-------------------------------------------------------------------
  Corporate Asset Funding Co., Inc.
   5.32%   10/1/99 ..........      A-1+      P-1        $ 30,000    $ 30,000,000
   5.15%   10/5/99 ..........      A-1+      P-1          30,000      29,982,833
   5.33%   10/12/99 .........      A-1+      P-1          30,000      29,951,142
   5.17%   10/20/99 .........      A-1+      P-1          10,000       9,972,714
   5.17%   10/21/99 .........      A-1+      P-1          20,000      19,942,556
   5.35%   11/15/99 .........      A-1+      P-1          10,000       9,933,125
   5.36%   11/16/99 .........      A-1+      P-1          10,000       9,931,511
                                                                   -------------
                                                                     457,621,417
                                                                   -------------

-------------------------------------------------------------------
Telephone - 13.8%
-------------------------------------------------------------------
  Ameritech Corp.
   5.57%   10/1/99 ..........      A-1+      P-1         100,000     100,000,000
   5.31%   10/5/99 ..........      A-1+      P-1          70,000      69,958,700
  AT&T Corp.
   5.29%   10/27/99 .........      A-1+      P-1          96,500      96,131,316
  Bell Atlantic Network Funding Corp.
   5.32%   10/18/99 .........      A-1+      P-1          40,000      39,899,511
   5.30%   10/21/99 .........      A-1+      P-1          45,000      44,867,500
  BellSouth Capital Funding Corp.
   5.23%   10/4/99 ..........      A-1+      P-1          33,000      32,985,618
   5.29%   11/23/99 .........      A-1+      P-1          75,000      74,418,104
  BellSouth Telecommunications, Inc.
   5.32%   2/7/00 ...........      A-1+      P-1          50,000      49,009,208
  SBC Communications, Inc.
   5.29%   10/14/99 .........      A-1+      P-1          25,000      24,952,243
   5.18%   10/25/99 .........      A-1+      P-1          14,500      14,449,927
   5.30%   11/29/99 .........      A-1+      P-1          10,000       9,913,139
   5.33%   1/20/00 ..........      A-1+      P-1          50,000      49,178,292
   5.70%   2/22/00 ..........      A-1+      P-1          20,000      19,544,000
                                                                   -------------
                                                                     625,307,558
                                                                   -------------
-------------------------------------------------------------------
Utilities - 3.6%
-------------------------------------------------------------------
  National Rural Utilities CFC
   5.27%   10/13/99 .........      A-1+      P-1          12,365      12,343,279
   5.25%   10/18/99 .........      A-1+      P-1           4,000       3,990,083
   5.30%   11/9/99 ..........      A-1+      P-1          18,500      18,393,779
   5.78%   1/27/00 ..........      A-1+      P-1          27,860      27,332,177
   5.75%   2/10/00 ..........      A-1+      P-1          30,000      29,367,500
   5.79%   2/17/00 ..........      A-1+      P-1           8,000       7,821,153

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------

-------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------

Utilities (concluded)
   5.31%   11/10/99 .........      A-1+      P-1         $25,000   $  24,852,500
   5.30%   11/16/99 .........      A-1+      P-1          24,000      23,837,467
   5.31%   11/18/99 .........      A-1+      P-1          15,000      14,893,800
                                                                   -------------
                                                                     162,831,738
                                                                   -------------
Total Commercial Paper
  (Cost $4,174,427).............................................   4,174,427,166
                                                                   -------------

-------------------------------------------------------------------
U.S. CORPORATE NOTE/BOND - 0.3%
-------------------------------------------------------------------

  Associates Corp.
   6.00%   3/15/00 ..........      A-1+      P-1          12,000      12,027,012
                                                                   -------------

Total U.S. Corporate Note/Bond
  (Cost $12,027,012) ...........................................      12,027,012
                                                                   -------------

-------------------------------------------------------------------
FLOATING RATE - NOTE - 4.2%
-------------------------------------------------------------------

  Associates Corp.
   5.26%   3/20/00 ..........      A-1+      P-1          40,000      39,987,058
  AT&T Corp.
   5.27%   7/13/00 ..........      A-1+      P-1          15,000      14,995,311
  Federal Home Loan Bank
   5.26%   11/9/99 ..........      A-1+      P-1          25,000      24,998,168
   5.31%   4/14/00 ..........      A-1+      P-1          50,000      49,986,612
   5.22%   5/12/00 ..........      A-1+      P-1          20,000      19,989,596
   5.21%   7/12/00 ..........      A-1+      P-1           6,000       5,997,664
  General Electric Capital Corp.
   5.26%   4/12/00 ..........      A-1+      P-1          25,000      25,000,000
   5.39%   5/12/00 ..........      A-1+      P-1          10,000      10,000,000
                                                                   -------------
Total Floating Rate - Note
  (Cost $190,954,409) ..........................................     190,954,409
                                                                   -------------

-------------------------------------------------------------------
 CERTIFICATE OF DEPOSIT - 3.4%
-------------------------------------------------------------------

  First Chicago NBD Corp.
   5.20%   10/26/99 .........      A-1       P-1          25,000      25,000,000
   5.48%   1/18/00 ..........      A-1       P-1           5,000       4,992,940
  First Union National Bank of N.C.
   4.93%   10/20/99 .........      A-1       P-1          10,000      10,000,000
  Mellon Bank Corp.
   5.52%   2/10/00 ..........      A-1+      P-1          25,000      25,000,000
   5.52%   2/11/00 ..........      A-1+      P-1          25,000      25,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                       Rating
                                    -------------          Par
PRIME SERIES (continued)            S&P   Moody's         (000)          Value
--------------------------------------------------------------------------------

-------------------------------------------------------------------
CERTIFICATE OF DEPOSIT (concluded)
-------------------------------------------------------------------

  NationsBank Corp.
   4.93%   11/3/99 ..........      A-1       P-1         $25,000     $25,000,000
   4.94%   11/10/99 .........      A-1       P-1          30,000      30,000,000
   4.99%   1/11/00 ..........      A-1       P-1          10,000       9,987,084
                                                                   -------------
Total Certificate of Deposit
  (Cost $154,980,024) ..........................................     154,980,024
                                                                   -------------

-------------------------------------------------------------------
FHLB - 0.2%
-------------------------------------------------------------------
Federal Home Loan Bank
   5.16%   3/8/00 ...........      A-1+      P-1           8,000       8,003,430
                                                                   -------------
Total FHLB
  (Cost $8,003,430) ............................................       8,003,430
                                                                   -------------

-------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.1%(b)
-------------------------------------------------------------------

  Goldman Sachs ..............     5.15%     10/1/99(d)    4,809       4,808,763
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,808,763) ............................................       4,808,763
                                                                   -------------

-------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
-------------------------------------------------------------------

   (Cost $4,545,200,804) .......................................  $4,545,200,804

-------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%                          (7,840,122)
-------------------------------------------------------------------
                                                                   -------------
NET ASSETS--100.0%                                                $4,537,360,682
                                                                   -------------
                                                                   -------------

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,995,564,474 divided by 3,995,480,297 shares outstanding)......   $1.00
                                                                           -----
                                                                           -----

   Flag Investors Class A Share
      ($13,118,065 divided by 13,117,559 shares outstanding)............   $1.00
                                                                           -----
                                                                           -----

   Flag Investors Class B Share
      ($6,273,802 divided by 6,273,698 shares outstanding)..............   $1.00
                                                                           -----
                                                                           -----

   Institutional Prime Share
      ($451,946,360 divided by 451,939,552 shares outstanding)..........   $1.00
                                                                           -----
                                                                           -----

   Quality Cash Reserve Prime Share
      ($70,457,982 divided by 70,451,450 shares outstanding)............   $1.00
                                                                           -----
                                                                           -----

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

PRIME SERIES (concluded)

--------------
a/ Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

b/ Collateral on tri party repurchase agreements held by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.

c/ Aggregate cost for financial reporting and federal tax purposes.

d/ Dated 9/30/99 principal and interest in the amount of $4,809,451, due 10/01/99 (Collateralized by U.S. Treasury Note, par value of $5,128,000, coupon rate of 4.25%, due 11/15/03, value of $4,905,652.

MOODY'S RATINGS:

   Aaa  Bonds that are judged to be of the best quality.
   P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:

   AAA  Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.


                      See Notes to Financial Statements

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999

--------------------------------------------------------------------------------


                                             Maturity        Par
TREASURY SERIES                                Date         (000)          Value
-----------------------------------------------------------------------------------

-------------------------------------------------------------------
U.S. TREASURY BILLS (a) - 65.2%
-------------------------------------------------------------------
      4.550% ..........................      10/7/99    $      675   $      674,488
      4.710% ..........................      10/7/99        36,650       36,621,230
      4.445% ..........................      10/14/99       42,110       42,043,646
      4.565% ..........................      10/14/99        1,805        1,802,025
      4.620% ..........................      10/14/99       23,715       23,675,436
      4.420% ..........................      10/21/99        2,100        2,094,843
      4.350% ..........................      10/28/99          500          498,369
      4.460% ..........................      11/4/99        80,000       79,663,022
      4.540% ..........................      11/12/99       46,300       46,054,764
      4.530% ..........................      11/18/99       49,395       49,098,121
      4.855% ..........................      11/26/99       25,000       24,811,194
      4.860% ..........................      12/2/99        50,000       49,581,500
      4.810% ..........................      12/9/99        82,930       82,201,204
      4.700% ..........................      12/30/99       50,000       49,412,500
                                                                     --------------
Total U.S. Treasury Bills
(Cost $488,232,342) ...................                                 488,232,342
                                                                     --------------

-------------------------------------------------------------------
 U.S. TREASURY NOTES - 34.8%
-------------------------------------------------------------------
      5.875% ..........................      11/15/99      120,000      120,148,152
      7.750% ..........................      11/30/99      104,320      104,769,480
      7.750% ..........................       1/31/00       10,900       10,990,611
      5.875% ..........................      12/15/00       25,000       25,055,188
                                                                     --------------

Total U.S. Treasury Notes
  (Cost $260,963,431) .............................................     260,963,431
                                                                     --------------
TOTAL INVESTMENTS--100.0%
  (Cost $749,195,773)(b)............................................  $  749,195,773
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0% .......................     (4,449,040)
                                                                     --------------
TOTAL NET ASSETS--100.0% ..........................................  $  753,644,813
                                                                     --------------
                                                                     --------------

Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($654,942,044 O 654,847,439 shares outstanding) .............           $1.00
                                                                              -----
                                                                              -----

   Institutional Treasury Share
      ($98,668,619 O 98,651,562 shares outstanding) ...............           $1.00
                                                                              -----
                                                                              -----

--------------
(a) U.S. Treasury bills are traded on a discount basis. The interest rate shown represents the yield at the date of purchase.

(b) Aggregate cost for financial reporting and federal tax purposes.

                      See Notes to Financial Statements

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                              Rating
                                          --------------      Par
TAX-FREE SERIES                           S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
-------------------------------------------------------------------
ALABAMA - 1.4%
-------------------------------------------------------------------
   Alabama Housing
     Finance
     Authority,
     Multifamily
     Housing,
     Refunding RB
     (Rime Village
     Hoover Project),
     (Guaranteed by
     FNMA), Variable
     Rate
     Weekly Demand Note, 3.80%,  6/15/26(a) A-1+   --        $ 9,900     $ 9,900,000
   Alabama Housing
     Finance
     Authority,
     Multifamily
     Housing,
     Refunding RB
     (Rime Village
     Hoover Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand Note,
     3.80%,
     6/15/26(a) ......................... A-1+     --          5,800       5,800,000
                                                                    -----------------
                                                                          15,700,000
                                                                    -----------------

-------------------------------------------------------------------
 ARIZONA - 0.7%
-------------------------------------------------------------------
   Mesa, Arizona,
     Industrial
     Development
     Authority
     Revenue,
     Discovery Health
     System, Series
     B, (MBIA
     Insured),
     Variable Rate
     Weekly Demand
     Note,
     3.80%, 1/1/29(a) ................... A-1+   VMIG-1        5,000       5,000,000
   Phoenix, Arizona,
     G.O., Series A
     7.40%, 7/1/00 ...................... AA+      Aa1         3,500       3,598,177
                                                                    -----------------
                                                                           8,598,177
                                                                    -----------------

-------------------------------------------------------------------
 ARKANSAS - 0.4%
-------------------------------------------------------------------

   Arkansas State
     Development
     Finance
     Authority Health
     Care Facilities,
     Series B,
     (Sisters of
     Mercy Health),
     Variable Rate
     Weekly Demand
     Note, 3.75%,
     6/1/12(a) .......................... A-1+   VMIG-1        4,600       4,600,000
                                                                    -----------------


-------------------------------------------------------------------
 COLORADO - 3.5%
-------------------------------------------------------------------

   Colorado Health
     Facilities
     Authority
     Revenue, Series
     B, (Catholic
     Health
     Initiatives),
     Variable Rate
     Weekly
     Demand Note, 3.85%, 12/1/25(a) ..... A-1+   VMIG-1       12,900      12,900,000


DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
COLORADO - (continued)
-------------------------------------------------------------------
   Colorado Housing
     Finance
     Authority,
     Multifamily
     Housing,
     (Greenwood
     Project),
     (Guaranteed by
     FNMA),
     Variable Rate
     Weekly Demand
     Note,
     3.85%, 10/15/16(a) ................. A-1+     --        $ 1,300     $ 1,300,000
   Colorado Housing
     Finance
     Authority,
     Multifamily
     Housing,
     (Huntington
     Project),
     (Guaranteed by
     FNMA),
     Variable Rate
     Weekly Demand
     Note,
     3.85%, 10/15/16(a) ................. A-1+     --          2,400       2,400,000
   Colorado Housing
     Finance
     Authority,
     Multifamily
     Housing,
     (Loretto
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand Note,
     3.85%,
     10/15/16(a) ........................ A-1+     --          9,000       9,000,000
   Colorado Housing
     Finance
     Authority,
     Multifamily
     Housing, (Silver
     Reef
     Project),
     (Guaranteed by
     FNMA),
     Variable Rate
     Weekly Demand
     Note,
      3.85%, 10/15/16(a) ................ A-1+     --          9,490       9,490,000
   Colorado Housing
     Finance
     Authority,
     Multifamily
     Housing, (St.
     Moritz
     Project),
     (Guaranteed by
     FNMA),
     Variable Rate
     Weekly Demand
     Note,
     3.85%, 10/15/16(a) ................. A-1+     --          4,900       4,900,000
                                                                    -----------------
                                                                          39,990,000
                                                                    -----------------

-------------------------------------------------------------------
 DELAWARE - 0.7%
-------------------------------------------------------------------

   Delaware State,
     G.O., Series A,
     4.60%, 3/1/00 ...................... AA+      Aa1         4,255       4,280,237
   Delaware State,
     G.O., Series A,
     5.00%, 5/1/00 ...................... AA+      Aa1         1,000       1,010,121
   Delaware State,
     G.O., Series A,
     5.00%, 7/1/00 ...................... AA+      Aa1         2,500       2,522,744
                                                                    -----------------
                                                                           7,813,102
                                                                    -----------------

-------------------------------------------------------------------
 FLORIDA - 2.1%
-------------------------------------------------------------------

   Florida State
     Municipal Power
     Agency Revenue,
     (Stanton II
     Project), (AMBAC
     Insured),
     Variable Rate
     Weekly
     Demand Note, 3.75%, 10/1/27(a) ..... A-1      Aaa         5,000       5,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
   FLORIDA - (continued)
-------------------------------------------------------------------
   Sunshine State,
     Local
     Government,
     Financing
     Commission,
     (AMBAC Insured),
     Adj. Rate
     Revenue Bonds,
     Tax Exempt
     Commercial Paper
     Mode,
     3.35%, 10/8/99 .................... --      VMIG-1      $ 7,000     $ 7,000,000
   Sunshine State,
     Local
     Government,
     Financing
     Commission,
     (AMBAC Insured),
     Adj. Rate
     Revenue Bonds,
     Tax Exempt
     Commercial Paper
     Mode,
     3.30%, 10/15/99 ................... --      VMIG-1        5,000       5,000,000
   Sunshine State,
     Local
     Government,
     Financing
     Commission,
     (AMBAC Insured),
     Adj. Rate
     Revenue Bonds,
     Tax Exempt
     Commercial Paper
     Mode,
     3.40%, 10/20/99 ................... --      VMIG-1        3,000       3,000,000
   Sunshine State,
     Local
     Government,
     Financing
     Commission,
     (AMBAC Insured),
     Adj. Rate
     Revenue Bonds,
     Tax Exempt
     Commercial Paper
     Mode,
     3.30%, 11/8/99 .................... --      VMIG-1        2,500       2,500,000
   Tampa Health
     Facilities
     Authority RB,
     (Lifelink
     Foundation Inc.
     Project), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly Demand Note, 3.80%, 8/1/22(a) --        Aa3         1,500       1,500,000
                                                                    -----------------
                                                                          24,000,000
                                                                    -----------------

-------------------------------------------------------------------
 GEORGIA - 7.0%
-------------------------------------------------------------------

   Burke County,
     Georgia,
     Development
     Authority,
     (Oglethorpe
     Power), (AMBAC
     Insured), Tax
     Exempt
     Commercial Paper, 3.20%, 10/12/99 .  A-1+   VMIG-1        5,000       5,000,000
   Cobb County,
     Georgia, Housing
     Authority, (Post
     Mill Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand
     Note, 3.80%, 6/1/25(a) ............  A-1+     --          9,380       9,380,000
   Columbus County,
     Georgia, Housing
     Authority
     Revenue,
     (Columbus State
     University
     Foundation,
     Inc.), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly
     Demand Note, 3.80%, 11/1/17(a) .... --        Aa3         3,600       3,600,000
   De Kalb County,
     Georgia, Housing
     Authority,
     Multifamily
     Housing, (Camden
     Brook Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand
     Note, 3.80%, 6/15/25(a) ...........  A-1+     --          5,400       5,400,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 GEORGIA - (continued)
-------------------------------------------------------------------

   De Kalb County,
     Georgia, Housing
     Authority,
     Multifamily
     Housing,
     (Clairmont Crest
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand
     Note, 3.80%, 6/15/25(a) ...........  A-1+     --        $ 1,400      $1,400,000
   De Kalb County,
     Georgia, Housing
     Authority,
     Multifamily
     Housing, (Post
     Ashford
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand
     Note, 3.80%, 6/1/25(a) ............  A-1+     --          7,895       7,895,000
   Fulco, Georgia,
     Hospital
     Authority,
     (Piedmont
     Hospital
     Project), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly
     Demand Note, 3.75%, 3/1/24(a) ......  A-1+   VMIG-1       3,000       3,000,000
   Fulton County,
     Georgia,
     Development
     Authority
     Revenue (Georgia
     Tech Athletic
     Association
     Project), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly
     Demand Note, 3.80%, 7/1/14(a) ..... --        Aa3         8,050       8,050,000
   Georgia State,
     G.O., Series A
     5.50%, 3/1/00 .....................  AAA      Aaa         1,000       1,009,143
   Macon-Bibb County,
     Georgia,
     Hospital
     Authority
     Revenue,
     (Medical Center
     of Central
     Georgia), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly Demand
     Note, 3.80%, 8/1/18(a) ............ --        Aa3         2,800       2,800,000
   Macon-Bibb County,
     Georgia,
     Hospital
     Authority
     Revenue,
     (Medical Center
     of Central
     Georgia), (LOC:
     SunTrust Bank),
     Variable Rate
     Weekly Demand
     Note, 3.80%, 12/1/18(a) ...........  A-1+     Aa3         5,000       5,000,000
   Municipal Electric
     Authority,
     Georgia, (LOC:
     ABN AMRO Bank
     N.V.), Variable
     Rate Weekly
     Demand Note,
     3.75%, 3/1/20(a) ..................  A-1+   VMIG-1        4,000       4,000,000
   Municipal Electric
     Authority,
     Georgia, (LOC:
     ABN AMRO Bank
     N.V.),
     Variable Rate
     Weekly Demand
     Note,
     3.80%, 1/1/26(a) ..................  A-1+   VMIG-1        4,700       4,700,000
   Roswell Housing
     Authority,
     Multifamily
     Housing, (Post
     Canyon Project),
     (Guaranteed by
     FNMA), Variable
     Rate
     Weekly Demand Note, 3.80%, 6/1/25(a) . A-1+     --        5,500       5,500,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 GEORGIA - (continued)
-------------------------------------------------------------------
   Smyrna Housing
     Authority,
     Multifamily
     Housing, (F&M
     Villages
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate
     Weekly Demand Note, 3.80%, 6/6/25(a) . A-1+   --       $13,700     $ 13,700,000
                                                                        -------------
                                                                          80,434,143
                                                                        -------------

-------------------------------------------------------------------
 ILLINOIS - 9.9%
-------------------------------------------------------------------

   Chicago, Illinois,
     G.O., Adjustable
     Tender Notes,
     (LOC: Morgan
     Guaranty Trust),
     2.85%, 10/28/99 ...................  A-1+   VMIG-1        4,500       4,500,000
   Chicago, Illinois,
     Metro. Water
     Reclamation
     District, G.O., 4.15%, 12/1/99 ....  AA       Aa2         1,000       1,001,832
   Chicago, Illinois,
     Metro. Water
     Reclamation
     District, G.O., 4.70%, 12/1/99 ....  AA       Aa2         1,500       1,503,936
   Illinois
     Development
     Finance
     Authority,
     (Chicago
     Symphony
     Orchestra),
     (LOC: Northern
     Trust) Variable
     Rate Weekly
     Demand Note, 3.70%, 12/1/28a ......  A-1+   VMIG-1       11,300      11,300,000
   Illinois
     Development
     Finance
     Authority,
     (Fenwick High
     School Project),
     (LOC: Northern
     Trust) Variable
     Rate Weekly
     Demand Note, 3.80%, 3/1/32(a) .....  A-1+     --          8,200       8,200,000
   Illinois
     Development
     Finance
     Authority,
     (Provena
     Health), Series
     B, (MBIA
     Insured),
     Variable Rate
     Daily Demand
     Note, 3.95%, 5/1/28(a) ............  A-1+   VMIG-1        4,400       4,400,000
   Illinois
     Development
     Finance
     Authority,
     (Provena
     Health), Series
     C, (MBIA
     Insured),
     Variable Rate
     Weekly Demand
     Note, 3.75%, 5/1/28(a) ............  A-1+   VMIG-1        5,350       5,350,000
   Illinois
     Development
     Finance
     Authority,
     P.C.R.,
     (Commonwealth
     Edison Company
     Project), Series
     C, (LOC: ABN
     AMRO Bank N.V.),
     Variable Rate
     Weekly Demand Note, 3.75%, 3/1/09(a) A-1+      P-1         12,700      12,700,000
   Illinois
     Development
     Finance
     Authority,
     P.C.R.,
     (Illinois Power
     Company
     Project), Series
     A, (LOC: ABN
     AMRO Bank N.V.),
     Variable Rate
     Weekly
     Demand Note, 3.80%, 11/1/28(a) ....  A-1+   VMIG-1        4,500       4,500,000
   Illinois
     Development
     Finance
     Authority,
     P.C.R.,
     (Illinois Power
     Company
     Project), Series
     B, (LOC: ABN
     AMRO Bank N.V.),
     Variable Rate
     Weekly
     Demand Note, 3.77%, 11/1/28(a) ....  A-1+   VMIG-1        4,600       4,600,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 ILLINOIS - (continued)
-------------------------------------------------------------------
   Illinois
     Educational
     Facilities
     Authority,
     (Field Museum of
     Natural
     History), (LOC:
     Northern Trust),
     2.90%, 11/1/25,
     Mandatory Put - 11/23/99 @ $100 ...   --    VMIG-1      $10,000     $10,000,000
   Illinois Health
     Facilities
     Authority,
     (Evanston
     Hospital Corp.
     Project), Series
     A, 3.55%,
     7/31/00
     Mandatory
     Put - 07/31/00 @ $100 .............  A-1+   VMIG-1        7,000       7,000,000
   Illinois Health
     Facilities
     Authority,
     (Gottlieb Health
     Resources,
     Inc.), (LOC:
     Harris Trust and
     Savings Bank),
     Variable Rate
     Weekly Demand
     Note, 3.80%,
     11/15/24(a) .......................   --    VMIG-1        2,800       2,800,000
   Illinois Health Facilities Authority,
     (Gottlieb Health Resources, Inc.),
     (LOC: Harris Trust and Savings Bank),
     Variable Rate Weekly Demand Note,
     3.80%, 11/15/25(a) ................   --    VMIG-1        6,300       6,300,000
   Illinois Health Facilities Authority,
     (Northwestern Memorial Hospital),
     Variable Rate Daily Demand Note,
     3.90%, 8/15/25(a) .................  A-1+   VMIG-1       14,700      14,700,000
   Illinois Health
     Facilities
     Authority,
     Revolving Fund,
     Pooled Financing
     Program
     (University of
     Chicago
     Project), 3.20%,
     8/1/15 Mandatory
     Put -
     10/05/99 @ $100, ..................  A-1+   VMIG-1       10,000      10,000,000
   Illinois State,
     G.O., (MBIA
     Insured),
     4.25%, 6/1/00 .....................  AA+      Aa2         1,400       1,404,484
   Illinois State,
     Sales Tax
     Revenue, Series
     V,
     5.375%, 5/1/00 ....................  AAA      Aa2         2,800       2,834,154
   Schaumburg,
     Illinois, Series
     A, Variable Rate
     Weekly Demand
     Note, 3.85%,
     12/1/13(a) ........................  A-1+     P-1         1,200       1,200,000
                                                                    -----------------
                                                                         114,294,406
                                                                    -----------------
                                                                    -----------------

-------------------------------------------------------------------
 INDIANA - 2.7%
-------------------------------------------------------------------

   Indiana Health
     Facilities
     Authority,
     (Charity
     Obligated
     Group), Series
     F, Variable Rate
     Weekly Demand
     Note,
     3.70%, 11/1/26(a) .................  A-1+   VMIG-1        1,700       1,700,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued                S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 INDIANA - (continued)
-------------------------------------------------------------------
   Indiana Municipal
     Power Agency,
     Power Supplies
     System Revenue,
     Series A, (LOC:
     Toronto Dominion
     Bank),
     Variable Rate
     Weekly Demand
     Note,
     3.70%, 1/1/18(a) ..................  A-1+   VMIG-1      $ 1,200      $1,200,000
   Purdue University,
     Student Fee
     Bonds, Series K,
     Variable Rate
     Weekly Demand
     Note, 3.65%, 7/1/20(a) ............  A-1+   VMIG-1       17,410      17,410,000
   Purdue University,
     Student Fee
     Bonds, Series L,
     Variable Rate
     Weekly Demand
     Note, 3.65%, 7/1/20(a) ............  A-1+   VMIG-1       11,275      11,275,000
                                                                    -----------------
                                                                          31,585,000
                                                                    -----------------

-------------------------------------------------------------------
 IOWA - 0.3%
-------------------------------------------------------------------

   Iowa Finance
     Authority,
     Hospital
     Facilities
     Revenue, (Iowa
     Health System),
     Series B, (AMBAC
     Insured),
     Variable Rate
     Weekly Demand
     Note, 3.75%,
     7/1/20(a) .........................  A-1+   VMIG-1        2,900       2,900,000
                                                                    -----------------


-------------------------------------------------------------------
 KANSAS - 0.5%
-------------------------------------------------------------------

   Johnson County,
     Kansas, G.O.,
     Union School
     District Number
     229, Series A,
     6.40%, 10/1/99 ....................  AA       Aa1         1,195       1,195,000
   Kansas State,
     Department of
     Transporta-
     tion Highway Revenue, 4.60%, 3/1/00  AA+      Aa2         3,000       3,017,137
   Wichita, Kansas,
     Water & Sewer
     Utility,
     Revenue Bond,
     (FGIC Insured),
     6.00%,
     10/1/99 ...........................  AAA      Aaa         1,480       1,480,000
                                                                    -----------------
                                                                           5,692,137
                                                                    -----------------

-------------------------------------------------------------------
 KENTUCKY - 0.3%
-------------------------------------------------------------------

   Kentucky
     Asset/Liability
     Commission,
     General Fund,
     TRAN, Series A,
     4.25%, 6/28/00 ....................  SP-1+  VMIG-1        3,000       3,018,791
                                                                    -----------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 LOUISIANA - 1.6%
-------------------------------------------------------------------
   East Baton Rouge
     Parish,
     Louisiana,
     P.C.R., (Georgia
     Pacific Corp.),
     (LOC: Wachovia
     Bank), Variable
     Rate Weekly
     Demand Note, 3.80%, 10/1/99(a) .... --        P-1       $ 5,100      $5,100,000
   Louisiana Offshore
     Terminal
     Authority,
     Deepwater Port
     Revenue, First
     Stage 1991A
     (Loop Inc.),
     (LOC: Morgan
     Guaranty Trust),
     Variable Rate
     Weekly
     Demand Note, 3.80%, 9/1/17(a) .....  A-1+   VMIG-1       13,910      13,910,000
                                                                    -----------------
                                                                          19,010,000
                                                                    -----------------

-------------------------------------------------------------------
 MARYLAND - 6.4%
-------------------------------------------------------------------

   Community
     Development
     Administration
     Multifamily
     Development,
     (Avalon  Ridge
     Apartments
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand Note, 3.75%, 6/15/26(a) .... --      VMIG-1       10,400      10,400,000
   Community
     Development
     Administration
     Multifamily
     Development,
     (Avalon Lea
     Apartments
     Project),
     (Guaranteed by
     FNMA), Variable
     Rate Weekly
     Demand
     Note, 3.75%, 6/15/26(a) ........... --      VMIG-1        6,800       6,800,000
   Frederick County,
     Maryland, BAN,
     Variable Rate
     Weekly Demand
     Note, 3.80%,
     10/1/07(a) ........................  A-1+   VMIG-1        1,300       1,300,000
   Frederick County,
     Maryland, Public
     Facilities, G.O., 5.00%, 7/1/00 ...  AA+      Aa2         2,690       2,713,688
   Maryland State, G.O., 6.75%, 10/15/99  AAA      Aaa         3,500       3,504,666
   Maryland State, G.O., 5.00%, 3/1/00 .  AAA      Aaa         4,990       5,027,204
   Maryland State
     Health & Higher
     Educational
     Facilities
     Authority,
     (Charity
     Obligated
     Group), Series
     F, Variable Rate
     Weekly Demand
     Note, 3.70%,
     11/1/17(a) ........................  A-1+     --         16,100      16,100,000
   Maryland State
     Health & Higher
     Educational
     Facilities
     Authority,
     Series F, (LOC:
     Bank One),
     Variable Rate
     Weekly Demand
     Note, 3.80%,
     7/1/24(a) .........................  A-1+   VMIG-1        5,000       5,000,000
   Montgomery County,
     Maryland, G.O.,
     Series A, 5.50%, 10/1/99 ..........  AAA      Aaa         3,000       3,000,000
   Montgomery County,
     Maryland, G.O.,
     Series A, 5.10%, 4/1/00 ...........  AAA      Aaa         1,095       1,104,225

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 MARYLAND - (continued)
-------------------------------------------------------------------
   Montgomery County,
     Maryland, G.O.,
     Series A, 5.00%, 5/1/00 ...........  AAA      Aaa       $ 3,000      $3,027,200
   Montgomery County,
     Maryland, Tax
     Exempt
     Commercial
     Paper, 3.25%,
     10/7/99 ...........................  A-1+     P-1         4,000       4,000,000
   Montgomery County, Maryland, Tax
     Exempt Commercial Paper, 3.35%,
     10/8/99 ...........................  A-1+     P-1         7,000       7,000,000
   Washington Suburban
     Sanitary
     District, Water
     Supply, G.O.,
     Variable Rate
     Weekly Demand Note, 3.80%, 8/1/04(a) A-1+   VMIG-1        4,700       4,700,000
                                                                    -----------------
                                                                          73,676,983
                                                                    -----------------

-------------------------------------------------------------------
 MASSACHUSETTS - 3.3%
-------------------------------------------------------------------

   Massachusetts Bay
     Transit
     Authority,
     RAN, Series A, 3.50%, 2/25/00 .....  SP-1+   MIG-1        8,300       8,310,833
   Massachusetts
     State, G.O.,
     Series A,
     Variable Rate
     Weekly Demand
     Note, 3.75%,
     9/1/16(a) .........................  A-1+   VMIG-1       22,200      22,200,000
   Massachusetts
     State, G.O.,
     Series B,
     Variable Rate
     Weekly Demand
     Note,
     3.75%, 9/1/16(a) ..................  A-1+   VMIG-1        8,000       8,000,000
                                                                    -----------------
                                                                          38,510,833
                                                                    -----------------

-------------------------------------------------------------------
 MICHIGAN - 4.8%
-------------------------------------------------------------------

   Detroit Michigan
     Water Supply
     System, (FGIC
     Insured),
     Variable Rate
     Weekly
     Demand Note, 3.75%, 7/1/13(a) .....  A-1+   VMIG-1        2,000       2,000,000
   Michigan State
     Building
     Authority,
     Series 2, (LOC:
     Canadian
     Imperial Bank),
     Tax Exempt
     Commercial Paper,
     3.60%, 10/28/99(a) ................  A-1+     P-1        10,000      10,000,000
   Michigan State
     Hospital Finance
     Authority,
     (Charity
     Obligated
     Group), Variable
     Rate Weekly
     Demand Note,
     3.70%,
     11/1/11(a) ........................  A-1+   VMIG-1        3,320       3,320,000
   Michigan State
     Hospital Finance
     Authority,
     (Charity
     Obligated
     Group), Variable
     Rate Weekly
     Demand Note,
     3.70%,
     11/1/18(a) ........................  A-1+   VMIG-1        5,000       5,000,000
   Michigan State
     University,
     General Revenue,
     Series A-2,
     Variable Rate
     Weekly Demand Note, 3.80%, 8/15/22(a) A-1+  VMIG-1       20,500      20,500,000

24

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
MICHIGAN - (continued)
-------------------------------------------------------------------
   University of
     Michigan, Series
     B, Tax Exempt
     Commercial
     Paper, 3.45%,
     10/7/99 ...........................  A-1+     P-1       $ 7,250    $  7,250,000
   University of
     Michigan, Series
     B, Tax Exempt
     Commercial
     Paper, 3.25%,
     10/12/99 ..........................  A-1+     P-1         5,000       5,000,000
   University of Michigan, Series B, Tax
     Exempt Commercial Paper, 3.30%,
     10/18/99 ..........................  A-1+     P-1         2,000       2,000,000
                                                                    -----------------
                                                                          55,070,000
                                                                    -----------------

-------------------------------------------------------------------
 MINNESOTA - 2.2%
-------------------------------------------------------------------

   Minneapolis,
     Minnesota, G.O.,
     5.60%, 4/1/00 .....................  AAA      Aaa         1,150       1,163,184
   Minnesota State,
     G.O.,
     5.00%, 11/1/99 ....................  AAA      Aaa         4,275       4,281,649
   St. Paul,
     Minnesota, G.O.,
     Series C,
     4.25%, 4/1/00 .....................  AA+      Aa2         1,300       1,305,485
   University of
     Minnesota,
     Series A,
     Variable Rate
     Weekly Demand
     Note, 3.80%,
     1/1/34(a) .........................  A-1+   VMIG-1       19,000      19,000,000
                                                                    -----------------
                                                                          25,750,318
                                                                    -----------------

-------------------------------------------------------------------
 MISSISSIPPI - 3.9%
-------------------------------------------------------------------

   Jackson County,
     Mississippi,
     Chevron USA Inc.
     Project,
     (Guaranteed by
     Chevron),
     Variable Rate
     Daily Demand
     Note,
     3.75%, 6/1/23(a) .................. --        P-1         2,600       2,600,000
   Jackson County,
     Mississippi,
     Chevron USA,
     Inc. Project,
     (Guaranteed by
     Chevron),
     Variable Rate
     Daily Demand
     Note,
     3.90%, 6/1/23(a) .................. --        P-1        11,160      11,160,000
   Perry County,
     Mississippi,
     Leaf River
     Forest Project,
     (LOC: Wachovia
     Bank), Variable
     Rate Daily
     Demand Note,
     3.75%, 3/1/02(a) .................. --        P-1        31,000      31,000,000
                                                                    -----------------
                                                                          44,760,000
                                                                    -----------------

-------------------------------------------------------------------
 MISSOURI - 3.7%
-------------------------------------------------------------------

   Bi-State
     Development
     Agency,
     Missouri, St.
     Clair County,
     (MBIA Insured),
     Variable Rate
     Weekly Demand
     Note, 3.80%,
     7/1/28(a) .........................  A-1+     --         21,100      21,100,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------      Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 MISSOURI - (continued)
-------------------------------------------------------------------
   Missouri State,
     Health &
     Educational
     Facilities
     Authority,
     (Barnes Hospital
     Project), (LOC:
     Morgan Guaranty
     Trust), Variable
     Rate Weekly
     Demand
     Note, 3.75%, 12/1/15(a) ...........  A-1+   VMIG-1      $ 2,900     $ 2,900,000
   Missouri State,
     Health &
     Educational
     Facilities
     Authority,
     (Sisters of
     Mercy Health),
     Series D,
     Variable Rate
     Weekly
     Demand Note, 3.75%, 6/1/14(a) .....  A-1+   VMIG-1        2,000       2,000,000
   Missouri State,
     Health &
     Educational
     Facilities
     Authority,
     (Sisters of
     Mercy Health),
     Series D,
     Variable Rate
     Weekly
     Demand Note, 3.75%, 6/1/19(a) .....  A-1+   VMIG-1       10,000      10,000,000
   Missouri State,
     Health &
     Educational
     Facilities
     Authority,
     Washington
     University,
     Variable Rate
     Demand Bonds,
     Tax Exempt
     Commercial Paper
     Mode,
     3.60%, 3/1/00 .....................  A-1+   VMIG-1        6,400       6,400,000
                                                                    -----------------
                                                                          42,400,000
                                                                    -----------------

-------------------------------------------------------------------
 MONTANA - 2.1%
-------------------------------------------------------------------

   Forsyth, Montana,
     P.C.R.,
     (Pacificorp
     Project), (LOC:
     Rabobank
     Nederland),
     Variable Rate
     Daily Demand
     Note,
     4.05%, 1/1/18(a) ..................  A-1+     P-1        24,550      24,550,000
                                                                    -----------------


-------------------------------------------------------------------
 NEVADA - 0.5%
-------------------------------------------------------------------

   Las Vegas Valley
     Water District,
     Nevada, (LOC:
     Westdeutsche
     Landesbank), Tax
     Exempt
     Commercial
     Paper, 3.30%,
     10/13/99 ..........................  A-1+     P-1         4,000       4,000,000
   Las Vegas Valley
     Water District,
     Nevada, (LOC:
     Westdeutsche
     Landesbank), Tax
     Exempt
     Commercial
     Paper, 3.40%,
     10/18/99 ..........................  A-1+     P-1         2,000       2,000,000
                                                                    -----------------
                                                                           6,000,000
                                                                    -----------------

26

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 NEW JERSEY - 2.3%
-------------------------------------------------------------------
   State of New
     Jersey, TRAN,
     Tax Exempt
     Commercial Mode, 3.45%, 10/13/99 ..  A-1+     P-1       $10,000     $10,000,000
   State of New
     Jersey, TRAN,
     Tax Exempt
     Commercial Mode, 3.35%, 10/14/99 ..  A-1+     P-1         5,000       5,000,000
   State of New
     Jersey, TRAN,
     Tax Exempt
     Commercial Mode, 3.45%, 10/25/99 ..  A-1+     P-1         2,000       2,000,000
   State of New
     Jersey, TRAN,
     Tax Exempt
     Commercial Mode, 3.45%, 10/25/99 ..  A-1+     P-1         3,000       3,000,000
   State of New
     Jersey, TRAN,
     Tax Exempt
     Commercial Mode, 3.50%, 10/26/99 ..  A-1+     P-1         7,000       7,000,000
                                                                    -----------------
                                                                          27,000,000
                                                                    -----------------

-------------------------------------------------------------------
 NEW MEXICO - 0.3%
-------------------------------------------------------------------

   New Mexico State
     Severance Tax,
     Revenue Bond, Series A,
     5.00%, 7/1/00 ...................... AA+      Aa2         1,500       1,516,386
   New Mexico State
     Severance Tax,
     Revenue Bond, Series A,
     5.00%, 7/1/00 ...................... AA+      Aa2         2,000       2,021,139
                                                                    -----------------
                                                                           3,537,525
                                                                    -----------------

-------------------------------------------------------------------
 NEW YORK - 0.9%
-------------------------------------------------------------------

   Long Island Power
     Authority, New
     York, Electrical
     System Revenue,
     (LOC:
     Westdeutsche
     Landesbank 50%,
     Bayerische
     Landesbank 50%),
     Variable Rate
     Demand Bonds,
     Tax Exempt
     Commercial Paper
     Mode, 3.60%,
     10/27/99 ........................... A-1+   VMIG-1        1,700       1,700,000
   Long Island Power
     Authority, New
     York, Electrical
     System Revenue,
     (LOC:
     Westdeutsche
     Landesbank 50%,
     Bayerische
     Landesbank 50%),
     Variable Rate
     Demand Bonds,
     Tax Exempt
     Commercial Paper
     Mode, 3.50%,
     2/9/00 ............................. A-1+   VMIG-1        1,000       1,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
NEW YORK - (continued)
-------------------------------------------------------------------
   Long Island Power
     Authority, New
     York, Electrical
     System Revenue,
     Series 5, (LOC:
     ABN AMRO Bank
     N.V. 50%, Morgan
     Guaranty Trust
     50%), Variable
     Rate Daily
     Demand Note,
     3.75%,
     5/1/33(a) .......................... A-1+   VMIG-1     $    400     $   400,000
   New York City, New
     York,
     Transitional
     Finance
     Authority
     Revenue,
     SubSeries B-1,
     2.90%, 11/1/27
     Mandatory Put -
     11/01/99 @ $100, ................... A-1+   VMIG-1        5,000       5,000,000
   New York State,
     Energy Research
     and Development
     Authority,
     P.C.R., Niagara
     Mohawk Power,
     (LOC: Toronto
     Dominion Bank),
     Variable Rate
     Daily
     Demand Note, 3.70%, 10/1/29(a) ..... A-1+     --          2,000       2,000,000
                                                                    -----------------
                                                                          10,100,000
                                                                    -----------------

-------------------------------------------------------------------
 NORTH CAROLINA - 4.1%
-------------------------------------------------------------------

     Charlotte-Mecklenberg
     Hospital
     Authority, North
     Carolina, Health
     Care System
     Revenue, Series
     C, Variable Rate
     Weekly Demand
     Note, 3.65%,
     1/15/26(a) ......................... A-1+   VMIG-1       10,000      10,000,000
     Charlotte-Mecklenberg
     Hospital
     Authority, North
     Carolina, Health
     Care System
     Revenue, Series
     D, Variable Rate
     Weekly Demand
     Note, 3.65%,
     1/15/26(a) ......................... A-1+   VMIG-1       11,600      11,600,000
   Mecklenburg County,
     North Carolina,
     G.O., Public Improvements,
     Series B, 4.25%, 2/1/00 ............ AAA      Aaa         2,000       2,007,223
   North Carolina
     Medical Care
     Commission
     Hospital
     Revenue, (North
     Carolina Baptist
     Hospital
     Project), Series
     B, Variable Rate
     Weekly Demand
     Note,
     3.85%, 6/1/22(a) ................... A-1+   VMIG-1       10,100      10,100,000
   North Carolina
     Medical Care
     Commission
     Hospital
     Revenue, Series
     B, (Moses H.
     Cone Memorial
     Hospital
     Project),
     Variable Rate
     Weekly Demand
     Note, 3.85%, 9/1/05(a) ............. A-1+     --          4,400       4,400,000
   North Carolina
     State, G.O.,
     Series A,
     4.70%, 2/1/00 ...................... AAA      Aaa         3,000       3,015,571
   North Carolina
     State, G.O.,
     Series A,
     4.75%, 4/1/00 ...................... AAA      Aaa         2,000       2,015,690

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 NORTH CAROLINA - (continued)
-------------------------------------------------------------------
   North Carolina
     State University
     (Raleigh),
     (Centennial
     Project), Series
     A, Variable Rate
     Weekly Demand
     Note, 3.70%,
     12/15/19(a) ........................ A-1+     --        $ 2,000     $ 2,000,000
   Wake County, North
     Carolina, G.O.,
     4.70%, 3/1/00 ...................... AAA      Aaa         2,000       2,012,401
                                                                    -----------------
                                                                          47,150,885
                                                                    -----------------

-------------------------------------------------------------------
 OHIO - 2.6%
-------------------------------------------------------------------
   Ohio State, Air
     Quality
     Development
     Authority,
     Series A, (LOC:
     Morgan Guaranty
     Trust), Variable
     Rate Daily
     Demand Note, 4.15%, 12/1/15(a) ..... A-1+     --          3,200       3,200,000
   Ohio State, Air
     Quality
     Development
     Authority,
     Series A, (LOC:
     UBS AG),
     Variable Rate
     Daily Demand
     Note,
     4.15%, 12/1/15(a) .................. A-1+     --          4,200       4,200,000
   Ohio State, G.O.,
     Highway Capital
     Improvements, Series C,
     4.00%, 5/1/00 ...................... AAA      Aa1         3,300       3,312,697
   Ohio State, G.O.,
     Series U, 4.40%,
     5/15/00 ............................ AAA      Aa1         4,900       4,935,958
   Ohio State
     University, Tax
     Exempt
     Commercial Paper, 3.40%, 10/14/99 .. A-1+     P-1         1,700       1,700,000
   Ohio State
     University, Tax
     Exempt
     Commercial Paper, 3.30%, 10/18/99 .. A-1+     P-1         2,000       2,000,000
   Ohio State
     University, Tax
     Exempt
     Commercial Paper, 3.35%, 10/18/99 .. A-1+     P-1         3,000       3,000,000
   Ohio State
     University, Tax
     Exempt
     Commercial Paper, 3.45%, 10/21/99 .. A-1+     P-1         4,000       4,000,000
   Ohio State
     University, Tax
     Exempt
     Commercial Paper, 3.50%, 11/17/99 .. A-1+     P-1         3,500       3,500,000
                                                                    -----------------
                                                                          29,848,655
                                                                    -----------------

-------------------------------------------------------------------
 OREGON - 1.3%
-------------------------------------------------------------------

   Umatilla County,
     Oregon, Hospital
     Facilities
     Authority,
     (Catholic Health
     Initiatives),
     Series B,
     Variable Rate
     Weekly
     Demand Note, 3.95%, 12/1/24(a) ..... A-1+   VMIG-1       15,400      15,400,000
                                                                    -----------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 PENNSYLVANIA - 0.1%
-------------------------------------------------------------------
   York County,
     Pennsylvania,
     Industrial
     Development
     Authority,
     P.C.R.,
     Philadelphia
     Electric Co.,
     (LOC: Toronto
     Dominion Bank),
     Variable Rate
     Daily Demand
     Note, 3.85%,
     8/1/16(a) .......................... A-1+     P-1       $ 1,300      $1,300,000
                                                                    -----------------


-------------------------------------------------------------------
 SOUTH CAROLINA - 0.6%
-------------------------------------------------------------------

   Rock Hill, South
     Carolina,
     Utility System
     Revenue, Series
     B, (AMBAC
     Insured),
     Variable Rate
     Weekly Demand
     Note,
     3.65%, 1/1/23(a) ................... A-1+   VMIG-1        5,515       5,515,000
   South Carolina State, G.O.,
   5.50%, 4/1/00 ........................ AAA     Aaa          1,500       1,513,620
                                                                    -----------------
                                                                           7,028,620
                                                                    -----------------

-------------------------------------------------------------------
 TENNESSEE - 3.7%
-------------------------------------------------------------------

   Memphis, Tennessee,
     G.O., 5.00%,
     10/1/99 ............................ AA+      Aa2         2,265       2,265,000
   Memphis, Tennessee,
     G.O., Series A,
     Variable Rate
     Weekly Demand
     Note,
     3.85%, 8/1/04(a) ................... A-1+   VMIG-1        2,500       2,500,000
   Memphis, Tennessee,
     G.O., Series A,
     Variable Rate
     Weekly Demand
     Note,
     3.85%, 8/1/07(a) ................... A-1+   VMIG-1        2,800       2,800,000
   Tennessee School
     Bond Authority,
     Tax Exempt
     Commercial
     Paper, 3.40%,
     10/12/99 ........................... A-1+     P-1         5,500       5,500,000
   Tennessee School
     Bond Authority,
     Tax Exempt
     Commercial
     Paper, 3.45%,
     10/12/99 ........................... A-1+     P-1         1,200       1,200,000
   Tennessee School
     Bond Authority,
     Tax Exempt
     Commercial
     Paper, 3.40%,
     10/13/99 ........................... A-1+     P-1         6,900       6,900,000
   Tennessee School
     Bond Authority,
     Tax Exempt
     Commercial
     Paper, 3.50%,
     10/21/99 ........................... A-1+     P-1         5,000       5,000,000
   Tennessee School
     Bond Authority,
     Tax Exempt
     Commercial
     Paper, 3.55%,
     10/21/99 ........................... A-1+     P-1         3,000        3,000,00
   Tennessee State, G.O., 5.00%, 5/1/00 . AAA      Aaa         2,500       2,525,298
   Tennessee State, G.O., 4.00%, 5/1/00 . AAA      Aaa         3,830       3,845,162

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 TENNESSEE - (continued)
-------------------------------------------------------------------
   Tennessee State, G.O., 6.10%, 6/1/00 . . AAA      Aaa       $ 1,425      $1,451,223
   Tennessee State, G.O., 6.10%, 6/1/00 . . AAA      Aaa         1,550       1,577,838
   Tennessee State, G.O., Variable Rate
     Weekly Demand Note, 3.65%, 7/2/01)a) . A-1+   VMIG-1        2,000       2,000,000
   Tennessee State, G.O., Variable Rate
     Weekly Demand Note, 3.65%, 7/2/01(a) . A-1+   VMIG-1        1,900       1,900,000
                                                                     -----------------
                                                                            42,464,521
                                                                     -----------------

-------------------------------------------------------------------
 TEXAS - 15.3%
-------------------------------------------------------------------

   Austin, Texas,
     Combined Utility
     System, Series
     A, (LOC: Morgan
     Guaranty Trust),
     Tax Exempt
     Commercial
     Paper,
     3.30%, 10/8/99 .....................   A-1+     P-1         3,000       3,000,000
   Austin, Texas,
     Combined Utility
     System, Series
     A, (LOC: Morgan
     Guaranty Trust),
     Tax Exempt
     Commercial
     Paper,
     3.35%, 10/15/99 ....................   A-1+     P-1         1,000       1,000,000
   Austin, Texas,
     Combined Utility
     System, Series
     A, (LOC: Morgan
     Guaranty Trust),
     Tax Exempt
     Commercial
     Paper,
     3.40%, 10/20/99 ....................   A-1+     P-1         3,000       3,000,000
   Austin, Texas,
     Combined Utility
     System, Series
     A, (LOC: Morgan
     Guaranty Trust),
     Tax Exempt
     Commercial
     Paper,
     3.55%, 10/27/99 ....................   A-1+     P-1         5,000       5,000,000
   Austin, Texas,
     Combined Utility
     System, Series
     A, (LOC: Morgan
     Guaranty Trust),
     Tax Exempt
     Commercial
     Paper,
     3.45%, 11/8/99 .....................   A-1+     P-1         5,000       5,000,000
   City of Houston,
     Texas, G.O.,
     Series B, Tax
     Exempt
     Commercial
     Paper,
     3.25%, 10/12/99 ....................   A-1+     P-1         2,000       2,000,000
   City of Houston,
     Texas, G.O.,
     Series B, Tax
     Exempt
     Commercial
     Paper,
     3.40%, 10/18/99 ....................   A-1+     P-1         3,000       3,000,000
   City of Houston,
     Texas, G.O.,
     Series A, Tax
     Exempt
     Commercial
     Paper,
     3.40%, 10/19/99 ....................   A-1+     P-1         5,000       5,000,000
   City of Houston,
     Texas, G.O.,
     Series B, Tax
     Exempt
     Commercial
     Paper,
     3.40%, 11/5/99 .....................   A-1+     P-1        10,900      10,900,000
   City of Houston,
     Texas, TRAN,
     4.25%,
     6/30/00 ............................   SP-1+   MIG-1        8,000       8,054,473
   Dallas, Texas, G.O., 5.50%, 2/15/00 ..   AAA      Aaa         5,500       5,545,532
   Dallas, Texas, G.O., 5.50%, 2/15/00 ..   AAA      Aaa         2,000       2,016,776

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 TEXAS - (continued)
-------------------------------------------------------------------
   Dallas, Texas,
     Revenue Bond,
     Waterworks
     and Sewer System 8.00%, 10/1/99 .... AA       Aa2       $ 1,000      $1,000,000
   Deer Park, Texas,
     Independent
     School District,
     G.O., (PSF
     Guaranteed),
     6.25%, 2/15/00 ..................... AAA      Aaa         1,400       1,416,592
   Garland, Texas,
     Independent
     School District,
     G.O., (PSF
     Guaranteed),
     5.50%,
     2/15/00 ............................ AAA      Aaa         1,155       1,166,770
   Harris County,
     Texas, G.O., Tax
     Exempt
     Commercial Paper, 3.45%, 10/8/99 ... A-1+     P-1         1,900       1,900,000
   Harris County,
     Texas, G.O., Tax
     Exempt
     Commercial Paper, 3.35%, 10/21/99 .. A-1+     P-1         3,000       3,000,000
   Harris County,
     Texas, G.O., Tax
     Exempt
     Commercial Paper, 3.40%, 10/27/99 .. A-1+     P-1         2,250       2,250,000
   Harris County,
     Texas, G.O.,
     Toll Road,
     Series H,
     Variable Rate
     Weekly Demand
     Note, 3.75%, 8/1/20(a) ............. A-1+   VMIG-1        4,600       4,600,000
   Lower Colorado
     River Authority,
     Texas, (MBIA
     Insured),
     Variable Rate
     Weekly
     Demand Note, 3.65%, 1/1/13(a) ...... A-1+   VMIG-1       28,700      28,700,000
   Sabine River
     Authority,
     Texas, P.C.R.,
     Utilities
     Electric
     Company, (LOC:
     UBS AG),
     Variable Rate
     Daily Demand
     Note, 4.25%, 6/1/30(a) ............. A-1+   VMIG-1       10,350      10,350,000
   Texas Higher
     Education
     Authority,
     Series B, (FGIC
     Insured),
     Variable Rate
     Weekly Demand
     Note, 3.80%,
      12/1/25(a) ........................ A-1+   VMIG-1        3,160       3,160,000
   Texas State,
     P.F.A., Tax
     Exempt Com-
     mercial Paper, 3.45%, 10/25/99 ..... A-1+     P-1         7,000       7,000,000
   Texas State, TRAN 4.50%, 8/31/00 ..... SP-1+   MIG-1       32,200      32,426,923
   Travis County,
     Texas, Health
     Facilities
     Development
     Corporation,
     (Charity
     Obligation
     Group), Series
     E, Variable Rate
     Weekly Demand
     Note, 3.70%,
     11/1/27(a) ......................... A-1+   VMIG-1        7,800       7,800,000
   University of
     Texas, Texas,
     Permanent
     University Fund, 5.00%, 7/1/00 ..... A-1+     P-1         4,070       4,112,720
   University of
     Texas, Texas,
     Tax Exempt
     Commercial Paper, 3.30%, 10/6/99 ... A-1+     P-1         2,000       2,000,000
   University of
     Texas, Texas,
     Tax Exempt
     Commercial Paper, 3.30%, 10/7/99 ... A-1+     P-1         3,000       3,000,000

32

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
TEXAS - (continued)
-------------------------------------------------------------------
   University of
     Texas, Texas,
     Tax Exempt
     Commercial Paper, 3.55%, 10/26/99 .. A-1+     P-1       $ 5,000     $ 5,000,000
   University of
     Texas, Texas,
     Tax Exempt
     Commercial Paper, 3.30%, 2/7/00 .... A-1+     P-1         3,000       3,000,000
   Waco, Texas, Health
     Facilities
     Development
     Corporation,
     (Charity
     Obligated
     Group), Series
     F, Variable Rate
     Weekly
     Demand Note, 3.70%, 11/1/26(a) ..... A-1+   VMIG-1        1,000       1,000,000
                                                                    -----------------
                                                                         176,399,786
                                                                    -----------------

-------------------------------------------------------------------
 UTAH - 2.1%
-------------------------------------------------------------------

   Utah State, G.O. 4.70%, 7/1/00 ....... AAA      Aaa         2,325       2,346,945
   Utah State, G.O.,
     Variable Rate
     Weekly
     Demand Note, 3.75%, 7/1/16(a) ...... A-1+   VMIG-1        2,000       2,000,000
   Utah State, G.O.,
     Variable Rate
     Weekly
     Demand Note, 3.65%, 7/1/16(a) ...... A-1+   VMIG-1        6,000       6,000,000
   Utah State, G.O.,
     Variable Rate
     Weekly
     Demand Note, 3.65%, 7/1/16(a) ...... A-1+   VMIG-1        7,025       7,025,000
   Utah State, G.O.,
     Variable Rate
     Weekly
     Demand Note, 3.75%, 7/1/16(a) ...... A-1+   VMIG-1        3,000       3,000,000
   Utah Transit
     Authority Sales
     Tax &
     Transportation
     Revenue, (LOC:
     Bayerische
     Landesbank),
     Variable Rate
     Weekly
     Demand Note, 3.60%, 5/1/28(a) ...... A-1+     --          3,400       3,400,000
                                                                    -----------------
                                                                          23,771,945
                                                                    -----------------

-------------------------------------------------------------------
 VIRGINIA - 1.1%
-------------------------------------------------------------------

   Arlington County,
     Virginia, G.O.,
     4.00%, 6/1/00 ...................... AAA      Aaa         1,400       1,405,068
   Fairfax County,
     Virginia, G.O.,
     Series A,
     7.00%, 6/1/00 ...................... AAA      Aaa         1,500       1,534,031
   Virginia, BANS, Tax
     Exempt
     Commercial
     Paper, 3.60%, 10/12/99 ............. A-1+     P-1         5,100       5,100,000
   Virginia, BANS, Tax
     Exempt
     Commercial
     Paper, 3.60%, 10/15/99 ............. A-1+     P-1         4,200       4,200,000
                                                                    -----------------
                                                                          12,239,099
                                                                    -----------------

-------------------------------------------------------------------
 WASHINGTON - 1.1%
-------------------------------------------------------------------

   Washington State,
     Series 96A,
     Variable Rate
     Weekly Demand
     Note, 3.75%,
     6/1/20 ............................. A-1+   VMIG-1       12,500      12,500,000
                                                                    ----------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
 WISCONSIN - 2.6%
-------------------------------------------------------------------
   Milwaukee,
     Wisconsin, G.O.,
     Series A9,
     3.85%, 3/1/00 ...................... AA+      Aa1       $ 5,180     $ 5,197,861
   Milwaukee,
     Wisconsin, G.O.,
     Series F,
     5.00%, 11/15/99 .................... AA+      Aa1         2,185       2,190,401
   Oak Creek,
     Wisconsin,
     P.C.R.,
     (Wisconsin
     Electric Power
     Company
     Project),
     Variable Rate
     Weekly Demand
     Note,
     3.80%, 8/1/16(a) ................... AA       P-1         3,200       3,200,000
   Pleasant Prairie,
     Wisconsin,
     P.C.R.,
     (Wisconsin
     Electric Power
     Company
     Project), Series
     B, Variable Rate
     Weekly
     Demand Note, 3.85%, 9/1/30(a) ...... A-1+     P-1        11,150      11,150,000
   Wisconsin State,
     G.O., Series 1
     4.80%, 11/1/99 ..................... AA       Aa2         1,975       1,977,821
   Wisconsin State,
     G.O., Series 2
     4.50%, 5/1/00 ...................... AA       Aa2         1,920       1,933,407
   Wisconsin State,
     G.O., Series A
     4.00%, 5/1/00 ...................... AA       Aa2         1,740       1,747,197
   Wisconsin State,
     G.O., Series C
     5.00%, 5/1/00 ...................... AA       Aa2         3,000       3,030,008
                                                                    -----------------
                                                                          30,426,695
                                                                    -----------------

-------------------------------------------------------------------
 WYOMING - 3.4%
-------------------------------------------------------------------

   Lincoln County,
     Wyoming, P.C.R.,
     (Exxon Project -
     C), Variable
     Rate
     Daily Demand Note, 3.75%, 11/1/14(a) . A-1+     P-1         9,300       9,300,000
   Lincoln County,
     Wyoming, P.C.R.,
     (Exxon Project -
     C), Variable
     Rate
     Daily Demand Note, 3.75%, 11/1/14(a) . A-1+     P-1         1,100       1,100,000
   Sublette County,
     Wyoming, P.C.R.,
     (Exxon Project),
     Variable Rate
     Daily
     Demand Note, 3.85%, 11/1/14(a) ....... A-1+     --          5,000       5,000,000
   Sweetwater County,
     Wyoming, P.C.R.,
     Pacificorp
     Project, Series
     B, (LOC:
     Canadian
     Imperial Bank),
     Variable Rate
     Daily Demand
     Note, 4.05%,
     01/1/14(a) .......................... A-1+     P-1         4,350       4,350,000
   Uinta County,
     Wyoming, P.C.R.,
     (Chevron
     U.S.A.),
     Variable Rate
     Daily
     Demand Note, 3.75%, 4/1/10(a) ....... --        P-1         5,000       5,000,000
   Uinta County,
     Wyoming, P.C.R.,
     (Chevron
     U.S.A.),
     Variable Rate
     Daily
     Demand Note, 3.75%, 8/15/20(a) ...... --        P-1         2,300       2,300,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Rating
                                          --------------       Par
TAX-FREE SERIES (continued)               S&P    Moody's      (000)          Value
-----------------------------------------------------------------------------------
WYOMING - (continued)
-------------------------------------------------------------------
   Wyoming State, TRAN
     4.00%, 6/27/00 ....................  SP-1+    --        $12,400   $  12,450,563
                                                                    -----------------
                                                                          39,500,563
                                                                    -----------------
TOTAL INVESTMENTS - 99.5% (Cost $1,147,022,184) .................       1,147,022,184
                                                                    -----------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% ....................           5,250,878
                                                                    -----------------
NET ASSETS - 100.0% .............................................      $1,152,273,062
                                                                    -----------------
                                                                    -----------------

Net Asset Value, Offering and Redemption Price Per:
   Tax-Free Share
   ($1,058,361,915 O 1,058,512,123 shares outstanding) ..........               $1.00
                                                                    -----------------
                                                                    -----------------
   Tax-Free Institutional Share
   ($93,911,147 O 93,923,772 shares outstanding).................               $1.00
                                                                    -----------------
                                                                    -----------------

------------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically.Rates shown are those in effect on September 30, 1999.

-------------------------------------------------------------------

Investment Abbreviations:
   AMBAC   AMBAC Assurance Corporation
   BAN     Bond Anticipation Notes
   FGIC    Financial Guaranty Insurance Corporation
   FNMA    Federal National Mortgage Association
   FSA     Financial Security Assurance
   GO      General Obligation Bond
   LOC     Letter of Credit
   MBIA    Municipal Bond Investors Assurance Corporation
   PCR     Pollution Control Revenue Bonds
   PSF     Public School Facilities
   RAN     Revenue Anticipation Note
   RB      Revenue Bond
   TAN     Tax Anticipation Note
   TRAN    Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

TAX-FREE SERIES (continued)
--------------------------------------------------------------------------------

MOODY'S MUNICIPAL RATINGS:
   Aaa     Judged to be of the best quality.
   Aa      Judged to be of high quality by all standards. Issues
           are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes of the best quality.
   VMIG-1 Variable rate demand obligations of the best quality. P-1 Commercial paper is of the best quality.

S&P MUNICIPAL RATINGS:
   AAA     Of the highest quality.
   AA      The second strongest capacity for payment of debt service.
           Those issues determined to possess very strong safety
            characteristics are denoted
           with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

 A detailed description of the above ratings can be found in the Fund's
   Statement of Additional Information.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1999


                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
----------------------------------------------------------------------------------
Investment Income:
   Interest income .................   $108,333,920   $ 19,752,064    $ 18,363,181
                                       ------------   ------------    ------------

Expenses:
   Investment advisory fees ........      5,474,942      1,018,072       1,523,192
   Distribution fees ...............      5,016,300        915,464       1,306,254
   Registration fees ...............        362,038        105,388         111,549
   Accounting fees .................         86,498         66,614          70,885
   Professional fees ...............         85,117         27,412          23,794
   Transfer agent fees .............      1,111,923        223,260         112,730
   Custodian fees ..................        211,740         41,735          79,203
   Directors' fees .................         84,414         17,736          17,949
   Shareholder service fees ........        950,690        183,093         261,250
   Miscellaneous ...................        264,343         45,152          74,199
                                       ------------   ------------    ------------
            Total expenses .........     13,648,005      2,643,926       3,581,005
         Less: Fees waived .........           --         (214,927)           --
                                       ------------   ------------    ------------
              Net expenses .........     13,648,005      2,428,999       3,581,005
                                       ------------   ------------    ------------
Net investment income ..............     94,685,915     17,323,065      14,782,176
                                       ------------   ------------    ------------
Net realized gain (loss) from
   security transactions ...........             45         66,896         (52,775)
                                       ------------   ------------    ------------
Net increase in net assets resulting
   from operations .................   $ 94,685,960   $ 17,389,961    $ 14,729,401
                                       ============   ============    ============

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                            September 30, 1999


                                                             PRIME SERIES
--------------------------------------------------------------------------------
                                                   For the Six         For the
                                                  Months Ended       Year Ended
                                                  September 30,       March 31,
                                                  -------------      ----------
                                                      1999/1            1999

Increase (Decrease) in Net Assets
Operations:
   Net investment income ..................   $   94,685,915    $  178,689,887
   Net realized gain (loss) from
     security transactions ................               45            88,481
                                              --------------    --------------
   Net increase in net assets resulting
     from operations ......................       94,685,960       178,778,368
                                              --------------    --------------

Distributions to Shareholders From:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares, Treasury Shares and
       Tax-Free Shares, respectively ......      (84,206,344)     (151,410,202)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares,
       Treasury Institutional Shares and
       Tax-Free Institutional Shares,
       respectively .......................       (8,622,128)      (16,058,016)
     Flag Investors Class A Shares ........         (262,028)         (435,677)
     Flag Investors Class B Shares ........          (67,912)          (72,373)
     Quality Cash Reserve Shares ..........       (1,581,609)      (10,713,744)
                                              --------------    --------------
     Total distributions ..................      (94,740,021)     (178,690,012)
                                              --------------    --------------

Capital Share Transactions, net ...........      323,594,286       496,268,896
                                              --------------    --------------
   Total increase (decrease) in net assets       323,594,330       496,357,252
Net Assets:
   Beginning of period ....................    4,213,766,352     3,717,409,100
                                              --------------    --------------
   End of period ..........................   $4,537,360,682    $4,213,766,352
                                              ==============    ==============

------------
(1) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

             TREASURY SERIES                              TAX-FREE SERIES
--------------------------------------------------------------------------------
    For the Six            For the            For the Six            For the
   Months Ended          Year Ended          Months Ended           Year Ended
   September 30,          March 31,          September 30,           March 31,
   -------------        ------------         -------------          ---------
      1999/1                1999                1999/1                1999

  $  17,323,065         $ 37,681,660           14,782,176       $    27,207,123

         66,896              156,495              (52,775)               18,413
   ------------         ------------       --------------       ---------------

     17,389,961           37,838,155           14,729,401            27,225,536
   ------------         ------------       --------------       ---------------

    (14,601,560)         (33,507,990)         (13,396,244)          (24,515,362)

     (2,721,506)          (4,334,875)          (1,385,932)           (2,746,989)
            --                    --                   --                    --
            --                    --                   --                    --
            --                    --                   --                    --
   ------------         ------------       --------------       ---------------
    (17,323,066)         (37,842,865)         (14,782,176)          (27,262,351)
   ------------         ------------       --------------       ---------------

   (185,684,902)          42,060,849           20,334,784           214,160,192
   ------------         ------------       --------------       ---------------
   (185,618,006)          42,056,138           20,282,009           214,123,377

    939,262,819          897,206,681        1,131,991,053           917,867,676
   ------------         ------------       --------------       ---------------
   $753,644,813         $939,262,819        1,152,273,062        $1,131,991,053
   ============         ============       ==============       ===============

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                               For the Six          For the
                                              Months Ended        Year Ended
                                              September 30,        March 31,
                                              -------------        ---------
                                                  1999/2              1999
Per Share Operating Performance:
   Net asset value at beginning of period   $         1.00     $         1.00
                                            --------------     --------------
Income from Investment Operations:
   Net investment income ................           0.0222             0.0473
Less Distributions:
   Dividends from net investment income .          (0.0222)           (0.0473)
                                            --------------     --------------
   Net asset value at end of period .....   $         1.00     $         1.00
                                            ==============     ==============

Total Return:
   Based on net asset value per share ...             2.24%              4.84%
Ratios to Average Net Assets:
   Expenses .............................             0.66%(1)           0.63%
   Net investment income ................             4.43%(1)           4.71%
Supplemental Data:
   Net assets at end of period ..........   $3,995,564,474     $3,727,990,170
   Number of shares outstanding at
     end of period ......................    3,995,480,297      3,727,906,079

----------
(1) Annualized.
(2) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------


                                                                  For the  Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                  1998               1997               1996               1995
Per Share Operating Performance:
   Net asset value at beginning of period   $         1.00     $         1.00     $         1.00     $         1.00
                                            --------------     --------------     --------------     --------------
Income from Investment Operations:
   Net investment income ................           0.0494             0.0478             0.0524             0.0442
Less Distributions:
   Dividends from net investment income .          (0.0494)           (0.0478)           (0.0524)           (0.0442)
                                            --------------     --------------     --------------     --------------
   Net asset value at end of period .....   $         1.00     $         1.00     $         1.00     $         1.00
                                            ==============     ==============     ==============     ==============

Total Return:
   Based on net asset value per share ...             5.05%             4.88%              5.36%              4.51%
Ratios to Average Net Assets:
   Expenses .............................             0.67%             0.63%              0.60%              0.61%
   Net investment income ................             4.94%             4.78%              5.21%              4.46%
Supplemental Data:
   Net assets at end of period ..........   $3,164,537,551    $2,545,532,365     $2,386,681,216     $1,472,079,739
   Number of shares outstanding at
     end of period ......................    3,164,529,071     2,545,523,885      2,386,684,392      1,472,077,488

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------


                                              For the Six       For the
                                             Months Ended     Year Ended
                                             September 30,     March 31,
                                             -------------     ---------
                                                 1992/2           1999
Per Share Operating Performance:
   Net asset value at beginning of period   $       1.00     $       1.00
                                            ------------     ------------
Income from Investment Operations:
   Net investment income ................         0.0224           0.0474
Less Distributions:
   Dividends from net investment income .        (0.0224)         (0.0474)
                                            ------------     ------------
   Net asset value at end of period .....   $       1.00     $       1.00
                                            ============     ============

Total Return:
   Based on net asset value per share ...           2.26%            4.85%
Ratios to Average Net Assets:
   Expenses .............................           0.61%/1          0.63%
   Net investment income ................           4.55%/1          4.67%
Supplemental Data:
   Net assets at end of period ..........   $ 13,118,065     $ 13,028,272
   Number of shares outstanding at
     end of period ......................     13,117,559       13,027,769

----------
(1) Annualized.
(2) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------

                                                         For the Years Ended March 31,
-------------------------------------------------------------------------------------------------------
                                                1998            1997            1996            1995
Per Share Operating Performance:
   Net asset value at beginning of period   $      1.00     $      1.00     $      1.00     $      1.00
                                            -----------     -----------     -----------     -----------
Income from Investment Operations:
   Net investment income ................        0.0494          0.0478          0.0524          0.0442
Less Distributions:
   Dividends from net investment income .       (0.0494)        (0.0478)        (0.0524)        (0.0442)
                                            -----------     -----------     -----------      ----------
   Net asset value at end of period .....   $      1.00     $      1.00     $      1.00      $     1.00
                                            ===========     ===========     ===========      ==========

Total Return:
   Based on net asset value per share ...          5.05%           4.88%           5.36%           4.51%
Ratios to Average Net Assets:
   Expenses .............................          0.67%           0.63%           0.60%           0.61%
   Net investment income ................          4.94%           4.78%           5.25%           4.26%
Supplemental Data:
   Net assets at end of period ..........    $7,736,785     $ 6,521,574     $ 5,976,831     $ 7,726,696
   Number of shares outstanding at
     end of period ......................     7,736,522       6,521,310       5,976,824       7,726,698

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------

                                                For the Six        For the
                                               Months Ended      Year Ended
                                               September 30,      March 31,
                                               -------------      ---------
                                                   1999/3            1999
Per Share Operating Performance:
   Net asset value at beginning of period       $     1.00          $  1.00
                                                ----------       ----------
Income from Investment Operations:
   Net investment income                            0.0187           0.0400
Less Distributions:
   Dividends from net investment                   (0.0187)         (0.0400)
                                                ----------       ----------
   Net asset value at end of period             $     1.00          $  1.00
                                                ==========       ==========

Total Return:
   Based on net asset value per share                 1.88%            4.07%
Ratios to Average Net Assets:
   Expenses                                           1.36%(2)         1.37%
   Net investment income                              3.81%(2)         3.92%
Supplemental Data:
   Net assets at end of period                  $6,273,802       $2,355,863
   Number of shares outstanding at
     end of period                               6,273,698        2,355,780

----------
(1) Commencement of operations.
(2) Annualized.
(3) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------

                                                 For the Period April 3, 1995(1)
       For the Years Ended March 31,                       through March 31,
--------------------------------------------------------------------------------
   1998                            1997                            1996

 $    1.00                         $ 1.00                       $    1.00
 ---------                       --------                       ---------

    0.0418                         0.0414                          0.0361

   (0.0418)                       (0.0414)                        (0.0361)
 ---------                      ---------                       ---------
 $    1.00                      $    1.00                       $    1.00
 =========                      =========                       =========


      4.27%                          4.22%                           3.69%

      1.42%                          1.38%                           1.38%(2)
      4.18%                          4.14%                           4.30%(2)

 $ 184,382                       $227,098                        $ 10,200
   184,382                        227,098                          10,200

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


                                                For the Six             For the
                                               Months Ended            Year Ended
                                               September 30,            March 31,
                                               -------------            ---------
                                                   1999/2                  1999
Per Share Operating Performance:
   Net asset value at beginning of period       $       1.00           $       1.00
                                                ------------           ------------
Income from Investment Operations:
   Net investment income                              0.0237                 0.0499
Less Distributions:
   Dividends from net investment income              (0.0237)               (0.0499)
                                                ------------           ------------
   Net asset value at end of period             $       1.00           $       1.00
                                                ============           ============

Total Return:
   Based on net asset value per share                   2.39%                  5.11%
Ratios to Average Net Assets:
   Expenses                                             0.35%(1)               0.36%
   Net investment income                                4.69%(1)               4.98%
Supplemental Data:
   Net assets at end of period                  $451,946,360           $388,447,492
   Number of shares outstanding at
     end of period                               451,939,552            388,440,636

----------
(1) Annualized.
(2) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------


                                                          For the Years Ended March 31,
---------------------------------------------------------------------------------------------------------------------------
                                                  1998                  1997                   1996                  1995
Per Share Operating Performance:
   Net asset value at beginning of period      $       1.00         $       1.00            $      1.00          $      1.00
                                               ------------         ------------            -----------          -----------
Income from Investment Operations:
   Net investment income                             0.0519               0.0503                 0.0548               0.0472
Less Distributions:
   Dividends from net investment income             (0.0519)             (0.0503)               (0.0548)             (0.0472)
                                               ------------            ---------            -----------           ----------
   Net asset value at end of period            $       1.00            $    1.00            $      1.00           $     1.00
                                               ============            =========            ===========           ==========

Total Return:
   Based on net asset value per share                  5.31%                5.15%                  5.62%                4.82%
Ratios to Average Net Assets:
   Expenses                                            0.42%                0.38%                  0.35%                0.36%
   Net investment income                               5.22%                5.04%                  5.32%                4.57%
Supplemental Data:
   Net assets at end of period                 $317,971,693         $117,812,047            $53,699,315          $11,904,716
   Number of shares outstanding at
     end of period                              317,971,413          117,811,768             53,699,535           11,904,663

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, Inc.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                For the Six              For the
                                               Months Ended            Year Ended
                                               September 30,            March 31,
                                               -------------            ---------
                                                   1999/4                  1999
Per Share Operating Performance:
   Net asset value at beginning of period       $      1.00            $      1.00
                                                -----------            -----------
Income from Investment Operations:
   Net investment income . .                         0.0207                 0.0444
Less Distributions:
   Dividends from net investment income             (0.0207)               (0.0444)
                                                -----------            -----------
   Net asset value at end of period             $      1.00            $      1.00
                                                ===========            ===========

Total Return:
   Based on net asset value per share                  2.08%                  4.53%
Ratios to Average Net Assets:
   Expenses                                            0.96%(3)              0.92%(1)
   Net investment income                               4.12%(3)              4.44%(2)
Supplemental Data:
   Net assets at end of period                  $70,457,982            $81,944,555
   Number of shares outstanding at
     end of period                               70,451,450             81,938,027

----------
(1) Ratios of expenses to average net assets prior fee waivers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
(3) Annualized.
(4) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, Inc.
--------------------------------------------------------------------------------

QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------


                                                           For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                  1998                     1997                   1996                   1995
Per Share Operating Performance:
   Net asset value at beginning of period     $        1.00           $       1.00           $      1.00             $      1.00
                                              -------------           ------------           -----------             -----------
Income from Investment Operations:
   Net investment income                             0.0465                 0.0449                 0.0493                0.0402
Less Distributions:
   Dividends from net investment income             (0.0465)               (0.0449)               (0.0493)              (0.0402)
                                              -------------           ------------           ------------            ----------
   Net asset value at end of period           $        1.00           $       1.00           $       1.00             $    1.00
                                              =============           ============           ============            ==========

Total Return:
   Based on net asset value per share                  4.75%                  4.59%                  5.04%                 4.09%
Ratios to Average Net Assets:
   Expenses                                            0.96%(1)               0.91%(1)              0.90%(1)               0.96%
   Net investment income                               4.66%(2)               4.50%(2)              4.91%(2)               4.04%
Supplemental Data:
   Net assets at end of period                $ 226,978,689          $ 197,370,530          $156,412,213            $94,592,158
   Number of shares outstanding at
     end of period                              226,978,007            197,369,848           156,412,393             94,591,979

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------


                                                For the Six              For the
                                               Months Ended            Year Ended
                                               September 30,            March 31,
                                               -------------            ---------
                                                   1999/4                  1999
Per Share Operating Performance:
   Net asset value at beginning of period       $       1.00          $       1.00
                                                ------------          ------------
Income from Investment Operations:
   Net investment income                              0.0200                0.0427
Less Distributions:
   Dividends from net investment income              (0.0200)              (0.0427)
                                                ------------          ------------
   Net asset value at end of period             $       1.00          $       1.00
                                                ============          ============

Total Return:
   Based on net asset value per share                  2.02%                  4.35%
Ratios to Average Net Assets:
   Expenses                                            0.63%(3)               0.58%
   Net investment income                               3.97%(3)               4.26%
Supplemental Data:
   Net assets at end of period                  $654,942,044          $816,700,318
   Number of shares outstanding at
     end of period                               654,847,439           816,622,190


----------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial fee waiver was 4.08% for the year ended March 31, 1995.
(3) Annualized.
(4) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------

                                                               For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                          1998                   1997                 1996               1995
Per Share Operating Performance:
   Net asset value at beginning of period            $       1.00           $       1.00          $       1.00        $     1.00
                                                     ------------           ------------          ------------        ----------
Income from Investment Operations:
   Net investment income                                   0.0464                 0.0453                0.0494            0.0411
Less Distributions:
   Dividends from net investment income                   (0.0464)               (0.0453)              (0.0494)          (0.0411)
                                                     ------------           ------------          ------------        ----------
   Net asset value at end of period                  $       1.00           $       1.00          $       1.00        $     1.00
                                                     ============           ============          ============        ==========

Total Return:
   Based on net asset value per share                        4.74%                 4.63%                  5.05%             4.19%
Ratios to Average Net Assets:
   Expenses                                                  0.59%                 0.61%                  0.58%             0.55%(1)
   Net investment income                                     4.65%                 4.54%                  4.94%             4.09%(2)
Supplemental Data:
   Net assets at end of period                       $798,426,658           $678,444,803           $666,814,158     $512,167,212
   Number of shares outstanding at
     end of period                                    798,354,129            678,391,386            666,762,028      512,162,864

                      See Notes to Financial Statements.
                                                                              51

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE
TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


                                                   For the Six           For the
                                                  Months Ended         Year Ended
                                                  September 30,         March 31,
                                                  -------------         ---------
                                                      1999/4               1999
Per Share Operating Performance:
   Net asset value at beginning of period         $       1.00        $       1.00
                                                  ------------        ------------
Income from Investment Operations:
   Net investment income                                0.0215              0.0453
Less Distributions:
   Dividends from net investment income                (0.0215)            (0.0453)
                                                  ------------        ------------
   Net asset value at end of period               $       1.00        $       1.00
                                                  ============        ============

Total Return:
   Based on net asset value per share                     2.17%               4.63%
Ratios to Average Net Assets:
   Expenses                                               0.33%(3)            0.33%
   Net investment income                                  4.25%(3)            4.54%
Supplemental Data:
   Net assets at end of period                     $98,668,619        $122,562,501
   Number of shares outstanding at
     end of period                                  98,651,562         122,561,713


----------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.31% for the year ended March 31, 1995.
(2) Ratio of net investment income to average daily net assets prior to partial waiver was 4.14% for the year ended March 31, 1995.
(3) Annualized.
(4) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE
TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------


                                                          For the Years Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1998                   1997                   1996                 1995
Per Share Operating Performance:
   Net asset value at beginning of period         $      1.00            $      1.00            $      1.00           $      1.00
                                                  -----------            -----------            -----------           -----------
Income from Investment Operations:
   Net investment income                               0.0489                 0.0481                 0.0523               0.0438
Less Distributions:
   Dividends from net investment income               (0.0489)               (0.0481)               (0.0523)             (0.0438)
                                                  -----------            -----------            -----------          -----------
   Net asset value at end of period               $      1.00            $      1.00            $      1.00          $      1.00
                                                  ===========            ===========            ===========          ===========

Total Return:
   Based on net asset value per share                    5.00%                  4.92%                  5.36%                 4.47%
Ratios to Average Net Assets:
   Expenses                                              0.34%                  0.33%                  0.33%                0.30%(1)
   Net investment income                                 4.91%                  4.81%                  5.12%                4.15%(2)
Supplemental Data:
   Net assets at end of period                    $98,780,023            $61,208,770            $51,822,757          $14,051,995
   Number of shares outstanding at
     end of period                                 98,768,925             61,199,345             51,823,226           14,046,467

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, Inc.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------


                                                For the Six              For the
                                               Months Ended            Year Ended
                                               September 30,            March 31,
                                               -------------            ---------
                                                  1999/2                   1999
Per Share Operating Performance:
   Net asset value at beginning of period     $         1.00        $         1.00
                                              --------------        --------------
Income from Investment Operations:
   Net investment income                              0.0127                0.0277
Less Distributions:
   Dividends from net investment income              (0.0127)              (0.0277)
                                              --------------        --------------
   Net asset value at end of period           $         1.00        $         1.00
                                              ==============        ==============

Total Return:
   Based on net asset value per share                   1.28%                 2.81%
Ratios to Average Net Assets:
   Expenses                                             0.65%(1)              0.58%
   Net investment income                                2.56%(1)              2.74%
Supplemental Data:
   Net assets at end of period                $1,058,361,915        $1,047,391,315
   Number of shares outstanding at
     end of period                             1,058,512,123         1,047,493,739

-------------------------------------------------------------------
(1) Annualized.
(2) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, Inc.
--------------------------------------------------------------------------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
--------------------------------------------------------------------------------


                                                          For the years Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                 1998                    1997                   1996               1995
Per Share Operating Performance:
   Net asset value at beginning of period     $       1.00           $       1.00           $       1.00       $      1.00
                                              ------------           ------------           ------------       -----------
Income from Investment Operations:
   Net investment income                            0.0306                 0.0286                 0.0318            0.0271
Less Distributions:
   Dividends from net investment income            (0.0306)               (0.0286)               (0.0318)          (0.0271)
                                              ------------           ------------           ------------        ----------
   Net asset value at end of period           $       1.00           $       1.00           $       1.00        $     1.00
                                              ============           ============           ============        ==========

Total Return:
   Based on net asset value per share                 3.10%                  2.90%                  3.23%             2.75%
Ratios to Average Net Assets:
   Expenses                                           0.60%                  0.62%                  0.60%             0.57%
   Net investment income                              3.05%                  2.86%                  3.16%             2.74%
Supplemental Data:
   Net assets at end of period                $841,184,924           $647,212,025           $571,507,000      $475,384,229
   Number of shares outstanding at
     end of period                             841,258,030            647,283,274            571,593,265       475,474,913

                      See Notes to Financial Statements.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, Inc.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE

TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------


                                                                        For the
                                                                        Period
                                     For the Six       For the       June 2, 1997(1)
                                    Months Ended     Year Ended         through
                                    September 30,     March 31,        March 31,
                                    -------------     ---------        ---------
                                        1999/3          1999              1998
Per Share Operating Performance:
   Net asset value at beginning
     of period                       $       1.00    $       1.00    $       1.00
                                     ------------    ------------    ------------
Income from Investment
Operations:
   Net investment income                   0.0144          0.0303          0.0273
Less Distributions:
   Dividends from net investment
     income and short-term gains          (0.0144)        (0.0303)        (0.0273)
                                     ------------    ------------    ------------
   Net asset value at end of period  $       1.00    $       1.00    $       1.00
                                     ============    ============    ============

Total Return:
   Based on net asset value
     per share                               1.45%           3.07%           2.76%
Ratios to Average Net Assets:
   Expenses                                  0.35%(2)        0.33%           0.35%(2)
   Net investment income                     2.87%(2)        3.03%           3.29%(2)
Supplemental Data:
   Net assets at end of period        $93,911,147     $84,599,738     $76,682,752
   Number of shares outstanding
     at end of period                  93,923,772      84,607,371      76,682,889

----------
(1) Commencement of operations.
(2) Annualized
(3) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)


NOTE 1--Significant Accounting Policies

     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. ("the Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and Deutsche Banc Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 1--concluded

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Deutsche Bank, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of
 .03% of its average daily net assets.

     ICC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $86,498, the Treasury Series paid $66,614 and the Tax-Free Series paid $70,885 for accounting services for the six months ended September 30, 1999.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued

     ICC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,111,923, the Treasury Series paid $223,260 and the Tax-Free Series paid $112,730 to ICC for transfer agent services for the six months ended September 30, 1999.

     ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the six months ended September 30, 1999, distribution fees aggregated $4,753,449, $14,357, $915,464 and $1,306,254 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $230,664 for the six months ended September 30, 1999 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $17,830 for the six months ended September 30, 1999.

     ICC Distributors is not related to ICC. ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the six months ended September 30, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver for the period April 1, 1999 to September 30, 1999.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended September 30, 1999 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1999 was $290,689 for the Prime Series, $98,861 for the Treasury Series and $96,569 for the Tax-Free Series.

     ICC, an indirect subsidiary of Bankers Trust Corporation ("BT Corp."), is the Fund's investment advisor. On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, ICC became an indirect subsidiary of Deutsche Bank.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 2--concluded

     On January 1, 1999 the "Fund" has adopted a Shareholder Service Plan (the "Plan") for Prime, Treasury and Tax-Free "Shares" in order to provide compensation to third parties ("Shareholder Servicing Agents") who provide shareholder services to clients ("Clients") who from time to time beneficially own shares. In consideration of services provided by any Shareholder Servicing Agent, the Fund pays the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' average daily net assets.

     Effective January 1, 1999 the Advisor began waiving a portion of its fees on the Treasury Series in the amount of 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.59% on the Treasury Shares and Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.34% on the Treasury Institutional Shares based on average daily net assets. The waiver is voluntary and may be terminated at any time.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:


                                                  For the Six          For the
                                                 Months Ended        Year Ended
                                             September 30, 1999(1)   March 31, 1999
                                             --------------------   ---------------
Prime Series:
   Sold:
     Prime Shares                                13,514,122,041      21,238,313,843
     Flag Investors Class A Shares                   98,334,734          86,081,920
     Flag Investors Class B Shares                    7,054,784           8,010,702
     Prime Institutional Shares                   3,427,597,300       5,126,520,627
     Quality Cash Shares                            210,239,146       1,143,097,219
   Issued as reinvestment of dividends:
     Prime Shares                                    78,188,624         143,654,045
     Flag Investors Class A Shares                      208,251             385,752
     Flag Investors Class B Shares                       55,245              55,849
     Prime Institutional Shares                       7,851,805          12,241,514
     Quality Cash Shares                              1,537,466          10,243,851
   Redeemed:
     Prime Shares                               (13,324,736,425)    (20,818,590,880)
     Flag Investors Class A Shares                  (98,453,195)        (81,176,425)
     Flag Investors Class B Shares                   (3,192,111)         (5,895,153)
     Prime Institutional Shares                  (3,371,950,190)     (5,068,292,918)
     Quality Cash Shares                           (223,263,189)     (1,298,381,050)
                                                ---------------     ---------------
       Net increase                                 323,594,286         496,268,896
                                                ===============     ===============


----------
(1) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 3--concluded


                                                    For the Six          For the
                                                   Months Ended        Year Ended
                                              September 30, 1999(1)  March 31, 1999
                                              --------------------   --------------
Treasury Series:
   Sold:
     Treasury Shares                              1,859,625,373       4,361,406,499
     Treasury Institutional Shares                  190,811,381         826,662,420
   Issued as reinvestment of dividends:
     Treasury Shares                                 13,884,671          32,190,535
     Treasury Institutional Shares                    2,467,738           2,757,290
   Redeemed:
     Treasury Shares                             (2,035,284,795)     (4,375,328,973)
     Treasury Institutional Shares                 (217,189,270)       (805,626,922)
                                                  -------------      --------------
       Net increase (decease)                      (185,684,902)         42,060,849
                                                  =============      ==============
Tax-Free Series:
   Sold:
     Tax-Free Shares                              3,338,298,958       5,341,857,730
     Tax-Free Institutional Shares                  369,635,867       1,008,685,495
   Issued as reinvestment of dividends:
     Tax-Free Shares                                 12,375,931          23,390,210
     Tax-Free Institutional Shares                      519,796           1,157,547
   Redeemed:
     Tax-Free Shares                             (3,339,656,505)     (5,159,012,230)
     Tax-Free Institutional Shares                 (360,839,263)     (1,001,918,516)
                                                  -------------      --------------
       Net increase                                  20,334,784         214,160,192
                                                  =============      ==============


Note 4--Net Assets(1)

                                             Prime         Treasury        Tax-Free
                                            Series          Series          Series
                                        --------------  -------------  --------------
Paid-in capital                         $4,537,265,313   $753,494,812  $1,152,436,056
Undistributed net investment income
   (distribution in excess)                      8,345        (44,873)        (59,537)
Undistributed net realized gain/(loss)
   on sales of investments                      87,024        194,873        (103,457)
                                       ---------------  -------------  --------------
                                        $4,537,360,682   $753,644,813  $1,152,273,062
                                       ===============  =============  ==============

----------
(1) Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


Note 5--Capital Loss Carryforwards

     At September 30, 1999 capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:


                                        Capital Loss Carryforward
                 Net Realized                 Expiration Year
                 Capital Loss  -----------------------------------------------------
                 Carryforwards  2000     2001     2002     2003  2004   2005    2006
                 -------------  ----     ----     ----     ----  ----   ----    ----
Prime Series           -          -        -        -        -     -      -       -
Treasury Series        -          -        -        -        -     -      -       -
Tax-Free Series     $52,775       -   $6,268  $21,858  $26,991     -      -  $1,096

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


Note 6--Subsequent Event

     On June 4, 1999, Bankers Trust Corporation, the parent company of Investment Company Capital Corp ("ICC"), the investment advisor to the Fund was acquired by Deutsche Bank AG. As a result, ICC also became an indirect wholly-owned subsidiary of Deutsche Bank AG.

     A Special Meeting of Shareholders (the "Special Meeting") was held on October 7, 1999, at which time shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") with ICC. Additionally, shareholders elected the Board of Directors and voted to eliminate or modify certain fundamental investment restrictions of the Fund.

     The results of the shareholder voting at the Special Meeting are as follows:


                                                                           Withheld/     Broker
Proposal                                           For          Against     Abstain    Non-Votes
--------                                           ---          -------     -------    ---------
Prime Series:
Elect Richard T. Hale                         2,486,642,715                18,231,386
Elect Richard R. Burt                         2,483,949,933                20,924,168
Elect Joseph R. Hardiman                      2,486,503,693                18,370,408
Elect Louis E. Levy                           2,484,070,592                20,803,509
Elect Eugene J. McDonald                      2,484,456,056                20,418,045
Elect Rebecca W. Rimel                        2,484,572,288                20,301,813
Elect Truman T. Semans                        2,485,018,646                19,855,455
Elect Robert H. Wadsworth                     2,484,690,148                20,183,953
Investment Advisory Agreement
with ICC                                      2,464,162,742   16,263,731   24,447,628
Eliminate policy regarding investing
for exercising control or management          2,391,371,420   78,146,574   30,051,315   5,304,792
Eliminate policy regarding pledging,
mortgaging or hypothecating assets            2,376,751,127   94,102,855   28,715,327   5,304,792
Eliminate policy regarding investment
in other investment companies                 2,391,536,912   79,218,566   28,813,831   5,304,792
Eliminate policy regarding short sales,
purchasing securities on margin, and
investing in puts and calls and
commodities                                   2,364,466,643  103,338,495   31,764,171   5,304,792
Eliminate policy regarding oil, gas and
mineral leases                                2,378,303,653   91,645,404   29,620,252   5,304,792
Modify policy regarding borrowing             2,381,377,496   88,045,672   30,146,141   5,304,792
Modify policy regarding loans                 2,371,610,123   98,042,664   29,916,522   5,304,792

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


Note 6--continued


                                                                           Withheld/     Broker
Proposal                                           For          Against     Abstain    Non-Votes
--------                                           ---          -------     -------    ---------
Treasury Series:
Elect Richard T. Hale                          467,957,196                 3,214,347
Elect Richard R. Burt                          468,978,976                 2,192,567
Elect Joseph R. Hardiman                       468,990,144                 2,181,399
Elect Louis E. Levy                            468,980,378                 2,191,165
Elect Eugene J. McDonald                       468,980,378                 2,191,165
Elect Rebecca W. Rimel                         468,980,378                 2,191,165
Elect Truman T. Semans                         468,990,144                 2,181,399
Elect Robert H. Wadsworth                      468,980,378                 2,191,165
Investment Advisory Agreement with ICC         464,986,601    2,887,056    3,297,886
Eliminate policy regarding investing for
exercising control or management               457,405,800    8,595,283    5,170,460
Eliminate policy regarding pledging,
mortgaging or hypothecating assets             456,129,091    9,696,467    5,345,985
Eliminate policy regarding investment in
other investment companies                     456,222,631    9,679,681    5,269,231
Eliminate policy regarding short sales,
purchasing securities on margin, and
investing in puts and calls and
commodities                                    455,209,545   10,755,897    5,206,101
Eliminate policy regarding oil, gas and
mineral leases                                 455,518,045   10,209,949    5,443,549
Modify policy regarding borrowing              456,633,081    9,364,172    5,174,290
Modify policy regarding loans                  454,979,168   11,025,116    5,167,259

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)


Note 6--concluded


                                                                           Withheld/     Broker
Proposal                                           For          Against     Abstain    Non-Votes
--------                                           ---          -------     -------    ---------

 Tax-Free Series:
 Elect Richard T. Hale                         746,043,449                 3,105,733
 Elect Richard R. Burt                         744,978,346                 4,170,836
 Elect Joseph R. Hardiman                      745,350,939                 3,798,243
 Elect Louis E. Levy                           745,358,012                 3,791,170
 Elect Eugene J. McDonald                      745,783,778                 3,365,404
 Elect Rebecca W. Rimel                        745,815,288                 3,333,894
 Elect Truman T. Semans                        746,028,373                 3,120,809
 Elect Robert H. Wadsworth                     744,709,170                 4,440,012
 Investment Advisory Agreement with ICC        730,161,390    3,775,337   15,212,455
 Eliminate policy regarding investing for
 exercising control or management              720,687,941   13,248,861   15,202,380
 Eliminate policy regarding pledging,
 mortgaging or hypothecating assets            716,579,620   17,467,147   15,102,415
 Eliminate policy regarding investment in
 other investment companies                    718,195,866   15,895,888   15,057,428
 Eliminate policy regarding short sales,
 purchasing securities on margin, and
 investing in puts and calls and
 commodities                                   715,317,330   18,185,933   15,645,919
 Eliminate policy regarding oil, gas and
 mineral leases                                718,092,298   15,201,842   15,855,042
 Modify policy regarding borrowing             716,778,848   16,694,783   15,675,551
 Modify policy regarding loans                 715,621,654   17,355,686   16,171,842

                        IMPORTANT INCOME TAX INFORMATION

                                 Tax-Free Series
                                 ---------------

One hundred percent of the dividends paid by the Tax-Free Series of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. for the six months ended September 30, 1999 qualified as exempt-interest dividends for federal income tax purposes.

                                 Treasury Series
                                 ---------------

One hundred percent of the dividends paid by the Treasury Series of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. for the six months ended September 30, 1999 were derived from interest on investments in direct obligations of the U.S. Treasury.

Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received are exempt from state income tax.

Board of Directors
--------------------------------------------------------------------------------

 RICHARD T. HALE                            EUGENE J. McDONALD
    Chairman                                    Director

 JAMES J. CUNNANE                           REBECCA W. RIMEL
     Director                                   Director

JOSEPH R. HARDIMAN                          TRUMAN T. SEMANS
     Director                                   Director

   LOUIS E. LEVY                            CARL W. VOGT, Esq.
     Director                                   Director


Officers
--------------------------------------------------------------------------------

  HARRY WOOLF                               AMY M. OLMERT
   President                                  Secretary

CHARLES A. RIZZO                           DANIEL O. HIRSCH
  Treasurer                               Assistant Secretary

--------------------------------------------------------------------------------

           Distributor                             Transfer Agent
      ICC DISTRIBUTORS, INC.              INVESTMENT COMPANY CAPITAL CORP.
       Two Portland Square                       One South Street
        Portland, ME 04101                      Baltimore, MD 21202
         (207) 879-6200                          (800) 553-8080

       Investment Advisor                     Independent Accountants
  INVESTMENT COMPANY CAPITAL CORP.          PRICEWATERHOUSECOOPERS LLP
        One South Street                      250 West Pratt Street
       Baltimore, MD 21202                    Baltimore, MD 21201

           Custodian
         BANKERS TRUST
      130 Liberty Street
      New York, NY 10006

--------------------------------------------------------------------------------

     This report is prepared for the general information of shareholders of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

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

Deutsche Banc ALEX. BROWN CASH RESERVE                              PRSRT STD
Fund, Inc.                                                         U.S.Postage
P.O. Box 1346                                                         PAID
Baltimore, MD 21203                                               Lancaster, PA
                                                                 Permit No. 1793